UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Municipal Income Funds
Semiannual Report
February 28, 2023

Georgia    •      Maryland    •    Missouri    •    North Carolina    •    Oregon
South Carolina    •    Virginia

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds' adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2023
Eaton Vance
Municipal Income Funds

Eaton Vance
Georgia Municipal Income Fund
February 28, 2023
Performance

Portfolio Manager(s) Trevor G. Smith and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	12/23/1991	0.57%	(4.56)%	1.27%	1.70%
Class A with 3.25% Maximum Sales Charge	—	—	(2.71)	(7.69)	0.60	1.36
Class C at NAV	04/25/2006	12/23/1991	0.12	(5.29)	0.51	1.09
Class C with 1% Maximum Deferred Sales Charge	—	—	(0.88)	(6.22)	0.51	1.09
Class I at NAV	03/03/2008	12/23/1991	0.67	(4.35)	1.45	1.89

Bloomberg Municipal Bond Index	—	—	0.66%	(5.10)%	1.66%	2.11%
Bloomberg Georgia Municipal Bond Index	—	—	0.25	(5.40)	1.39	1.89
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.65%	1.40%	0.45%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.88%	2.12%	3.08%
Taxable-Equivalent Distribution Rate	5.39	3.97	5.77
SEC 30-day Yield	2.56	1.89	2.85
Taxable-Equivalent SEC 30-day Yield	4.79	3.54	5.33
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Georgia Municipal Income Fund
February 28, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Maryland Municipal Income Fund
February 28, 2023
Performance

Portfolio Manager(s) Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/10/1993	02/03/1992	0.19%	(6.03)%	0.96%	1.31%
Class A with 3.25% Maximum Sales Charge	—	—	(3.10)	(9.11)	0.30	0.97
Class C at NAV	05/02/2006	02/03/1992	(0.21)	(6.69)	0.22	0.70
Class C with 1% Maximum Deferred Sales Charge	—	—	(1.20)	(7.61)	0.22	0.70
Class I at NAV	03/03/2008	02/03/1992	0.29	(5.72)	1.16	1.51

Bloomberg Municipal Bond Index	—	—	0.66%	(5.10)%	1.66%	2.11%
Bloomberg Maryland Municipal Bond Index	—	—	0.34	(4.81)	1.36	1.71
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.68%	1.43%	0.48%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.78%	2.01%	2.98%
Taxable-Equivalent Distribution Rate	5.19	3.77	5.57
SEC 30-day Yield	2.60	1.93	2.89
Taxable-Equivalent SEC 30-day Yield	4.87	3.61	5.41
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Maryland Municipal Income Fund
February 28, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Missouri Municipal Income Fund
February 28, 2023
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	05/01/1992	0.11%	(5.76)%	1.19%	1.75%
Class A with 3.25% Maximum Sales Charge	—	—	(3.11)	(8.78)	0.52	1.42
Class C at NAV	02/16/2006	05/01/1992	(0.35)	(6.48)	0.42	1.15
Class C with 1% Maximum Deferred Sales Charge	—	—	(1.34)	(7.40)	0.42	1.15
Class I at NAV	08/03/2010	05/01/1992	0.22	(5.56)	1.39	1.96

Bloomberg Municipal Bond Index	—	—	0.66%	(5.10)%	1.66%	2.11%
Bloomberg Missouri Municipal Bond Index	—	—	0.04	(5.89)	1.68	2.19
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.69%	1.44%	0.49%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.40%	2.64%	3.60%
Taxable-Equivalent Distribution Rate	6.27	4.86	6.64
SEC 30-day Yield	2.83	2.16	3.13
Taxable-Equivalent SEC 30-day Yield	5.21	3.99	5.76
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Missouri Municipal Income Fund
February 28, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
North Carolina Municipal Income Fund
February 28, 2023
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and William J. Delahunty Jr., CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	10/23/1991	0.35%	(4.69)%	1.08%	1.50%
Class A with 3.25% Maximum Sales Charge	—	—	(2.89)	(7.80)	0.41	1.17
Class C at NAV	05/02/2006	10/23/1991	(0.08)	(5.47)	0.32	0.90
Class C with 1% Maximum Deferred Sales Charge	—	—	(1.07)	(6.40)	0.32	0.90
Class I at NAV	03/03/2008	10/23/1991	0.33	(4.59)	1.28	1.70

Bloomberg Municipal Bond Index	—	—	0.66%	(5.10)%	1.66%	2.11%
Bloomberg North Carolina Municipal Bond Index	—	—	0.64	(5.10)	1.27	1.69
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.66%	1.41%	0.46%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.60%	1.84%	2.81%
Taxable-Equivalent Distribution Rate	4.78	3.38	5.15
SEC 30-day Yield	2.39	1.71	2.68
Taxable-Equivalent SEC 30-day Yield	4.39	3.15	4.92
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
North Carolina Municipal Income Fund
February 28, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Oregon Municipal Income Fund
February 28, 2023
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and William J. Delahunty Jr., CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/28/1993	12/24/1991	0.59%	(5.54)%	1.32%	1.24%
Class A with 3.25% Maximum Sales Charge	—	—	(2.70)	(8.62)	0.66	0.91
Class C at NAV	03/02/2006	12/24/1991	0.17	(6.20)	0.55	0.64
Class C with 1% Maximum Deferred Sales Charge	—	—	(0.82)	(7.13)	0.55	0.64
Class I at NAV	08/03/2010	12/24/1991	0.68	(5.36)	1.51	1.44

Bloomberg Municipal Bond Index	—	—	0.66%	(5.10)%	1.66%	2.11%
Bloomberg Oregon Municipal Bond Index	—	—	0.57	(5.58)	1.54	2.03
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.66%	1.41%	0.47%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.52%	2.76%	3.73%
Taxable-Equivalent Distribution Rate	7.15	5.60	7.56
SEC 30-day Yield	2.74	2.08	3.04
Taxable-Equivalent SEC 30-day Yield	5.57	4.21	6.17
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	1.05%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Oregon Municipal Income Fund
February 28, 2023
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
South Carolina Municipal Income Fund
February 28, 2023
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and William J. Delahunty Jr., CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	02/14/1994	10/02/1992	0.65%	(4.26)%	1.30%	1.59%
Class A with 3.25% Maximum Sales Charge	—	—	(2.63)	(7.40)	0.64	1.25
Class C at NAV	01/12/2006	10/02/1992	0.30	(5.03)	0.54	0.98
Class C with 1% Maximum Deferred Sales Charge	—	—	(0.70)	(5.97)	0.54	0.98
Class I at NAV	03/03/2008	10/02/1992	0.75	(4.17)	1.48	1.78

Bloomberg Municipal Bond Index	—	—	0.66%	(5.10)%	1.66%	2.11%
Bloomberg South Carolina Municipal Bond Index	—	—	0.59	(5.71)	1.87	2.35
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.67%	1.42%	0.47%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.66%	1.90%	2.86%
Taxable-Equivalent Distribution Rate	5.04	3.60	5.42
SEC 30-day Yield	2.60	1.94	2.90
Taxable-Equivalent SEC 30-day Yield	4.93	3.67	5.49
% Total Leverage[5]
RIB Financing	1.92%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
South Carolina Municipal Income Fund
February 28, 2023
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
Virginia Municipal Income Fund
February 28, 2023
Performance

Portfolio Manager(s) Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/17/1993	07/26/1991	0.14%	(5.78)%	1.01%	1.34%
Class A with 3.25% Maximum Sales Charge	—	—	(3.09)	(8.85)	0.34	1.01
Class C at NAV	02/08/2006	07/26/1991	(0.37)	(6.63)	0.24	0.73
Class C with 1% Maximum Deferred Sales Charge	—	—	(1.36)	(7.55)	0.24	0.73
Class I at NAV	03/03/2008	07/26/1991	0.11	(5.70)	1.19	1.54

Bloomberg Municipal Bond Index	—	—	0.66%	(5.10)%	1.66%	2.11%
Bloomberg Virginia Municipal Bond Index	—	—	0.24	(5.48)	1.40	1.86
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.71%	1.46%	0.51%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.94%	2.18%	3.14%
Taxable-Equivalent Distribution Rate	5.49	4.07	5.88
SEC 30-day Yield	2.53	1.86	2.82
Taxable-Equivalent SEC 30-day Yield	4.73	3.49	5.28
% Total Leverage[5]
RIB Financing	1.49%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Virginia Municipal Income Fund
February 28, 2023
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
Municipal Income Funds
February 28, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Georgia Municipal Bond Index is an unmanaged index of Georgia municipal bonds. Bloomberg Maryland Municipal Bond Index is an unmanaged index of Maryland municipal bonds. Bloomberg Missouri Municipal Bond Index is an unmanaged index of Missouri municipal bonds. Bloomberg North Carolina Municipal Bond Index is an unmanaged index of North Carolina municipal bonds. Bloomberg Oregon Municipal Bond Index is an unmanaged index of Oregon municipal bonds. Bloomberg South Carolina Municipal Bond Index is an unmanaged index of South Carolina municipal bonds. Bloomberg Virginia Municipal Bond Index is an unmanaged index of Virginia municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with
Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profiles subject to change due to active management.

Eaton Vance
Municipal Income Funds
February 28, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).
Actual Expenses
The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Eaton Vance Georgia Municipal Income Fund

	Beginning Account Value (9/1/22)	Ending Account Value (2/28/23)	Expenses Paid During Period* (9/1/22 – 2/28/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,005.70	$3.43	0.69%
Class C	$1,000.00	$1,001.20	$7.15	1.44%
Class I	$1,000.00	$1,006.70	$2.44	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.37	$3.46	0.69%
Class C	$1,000.00	$1,017.65	$7.20	1.44%
Class I	$1,000.00	$1,022.37	$2.46	0.49%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2022.

Eaton Vance
Municipal Income Funds
February 28, 2023
Fund Expenses — continued

Eaton Vance Maryland Municipal Income Fund

	Beginning Account Value (9/1/22)	Ending Account Value (2/28/23)	Expenses Paid During Period* (9/1/22 – 2/28/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,001.90	$3.57	0.72%
Class C	$1,000.00	$ 997.90	$7.33	1.48%
Class I	$1,000.00	$1,002.90	$2.58	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.22	$3.61	0.72%
Class C	$1,000.00	$1,017.46	$7.40	1.48%
Class I	$1,000.00	$1,022.22	$2.61	0.52%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2022.
Eaton Vance Missouri Municipal Income Fund

	Beginning Account Value (9/1/22)	Ending Account Value (2/28/23)	Expenses Paid During Period* (9/1/22 – 2/28/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,001.10	$3.57	0.72%
Class C	$1,000.00	$ 996.50	$7.28	1.47%
Class I	$1,000.00	$1,002.20	$2.58	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.22	$3.61	0.72%
Class C	$1,000.00	$1,017.51	$7.35	1.47%
Class I	$1,000.00	$1,022.22	$2.61	0.52%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2022.

Eaton Vance
Municipal Income Funds
February 28, 2023
Fund Expenses — continued

Eaton Vance North Carolina Municipal Income Fund

	Beginning Account Value (9/1/22)	Ending Account Value (2/28/23)	Expenses Paid During Period* (9/1/22 – 2/28/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,003.50	$3.38	0.68%
Class C	$1,000.00	$ 999.20	$7.09	1.43%
Class I	$1,000.00	$1,003.30	$2.38	0.48%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.42	$3.41	0.68%
Class C	$1,000.00	$1,017.70	$7.15	1.43%
Class I	$1,000.00	$1,022.41	$2.41	0.48%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2022.
Eaton Vance Oregon Municipal Income Fund

	Beginning Account Value (9/1/22)	Ending Account Value (2/28/23)	Expenses Paid During Period* (9/1/22 – 2/28/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,005.90	$3.58	0.72%
Class C	$1,000.00	$1,001.70	$7.30	1.47%
Class I	$1,000.00	$1,006.80	$2.59	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.22	$3.61	0.72%
Class C	$1,000.00	$1,017.51	$7.35	1.47%
Class I	$1,000.00	$1,022.22	$2.61	0.52%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2022.

Eaton Vance
Municipal Income Funds
February 28, 2023
Fund Expenses — continued

Eaton Vance South Carolina Municipal Income Fund

	Beginning Account Value (9/1/22)	Ending Account Value (2/28/23)	Expenses Paid During Period* (9/1/22 – 2/28/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,006.50	$3.63	0.73%
Class C	$1,000.00	$1,003.00	$7.35	1.48%
Class I	$1,000.00	$1,007.50	$2.64	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.18	$3.66	0.73%
Class C	$1,000.00	$1,017.46	$7.40	1.48%
Class I	$1,000.00	$1,022.17	$2.66	0.53%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2022.
Eaton Vance Virginia Municipal Income Fund

	Beginning Account Value (9/1/22)	Ending Account Value (2/28/23)	Expenses Paid During Period* (9/1/22 – 2/28/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,001.40	$3.82	0.77%
Class C	$1,000.00	$ 996.30	$7.52	1.52%
Class I	$1,000.00	$1,001.10	$2.83	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.98	$3.86	0.77%
Class C	$1,000.00	$1,017.26	$7.60	1.52%
Class I	$1,000.00	$1,021.97	$2.86	0.57%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2022.

Eaton Vance
Georgia Municipal Income Fund
February 28, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 100.0%
Security	Principal Amount (000's omitted)	Value
Education — 6.5%
Cobb County Development Authority, GA, (TUFF Cobb Research Campus - Georgia Tech Research Corp.), 4.00%, 9/1/34	$1,000	$ 1,047,770
Fulton County Development Authority, GA, (Georgia Tech Facilities, Inc.):
5.00%, 6/15/36	425	468,023
5.00%, 6/15/37	520	568,324
Georgia Private Colleges and Universities Authority, (Agnes Scott College), 4.00%, 6/1/34	400	407,512
Georgia Private Colleges and Universities Authority, (Emory University):
5.00%, 10/1/31	245	261,165
5.00%, 9/1/37	1,000	1,098,060
5.00%, 10/1/38	1,000	1,039,770
Georgia Private Colleges and Universities Authority, (Mercer University), 4.00%, 10/1/47	1,000	909,790
Savannah Economic Development Authority, GA, (SSU Community Development I, LLC), 4.00%, 6/15/36	250	248,507
Unified Government of Athens-Clarke County Development Authority, GA, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,200	1,265,304
		$ 7,314,225
Electric Utilities — 4.9%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,220	$ 1,202,359
Dalton, GA, Combined Utilities Revenue:
4.00%, 3/1/34	500	497,190
4.00%, 3/1/36	475	461,909
4.00%, 3/1/37	1,000	967,740
Georgia Municipal Electric Power Authority, 5.00%, 1/1/28	1,500	1,572,360
Monroe County Development Authority, GA, (Georgia Power Co.), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	877,200
		$ 5,578,758
Escrowed/Prerefunded — 4.2%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/23, 5.25%, 11/1/30	$1,000	$ 1,014,000
Cedartown Polk County Hospital Authority, GA, (Polk Medical Center), Prerefunded to 7/1/26, 5.00%, 7/1/39	850	904,434
Columbia County, GA, Prerefunded to 7/1/27, 5.00%, 1/1/28	1,000	1,078,750
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Forsyth County Hospital Authority, GA, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$535	$ 590,988
Sandy Springs Public Facilities Authority, GA, (City Center Project), Prerefunded to 5/1/26, 5.00%, 5/1/35	1,000	1,063,580
Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), Escrowed to Maturity, 6.00%, 1/1/24	90	91,949
		$ 4,743,701
General Obligations — 16.5%
Atlanta, GA, Social Bonds, 5.00%, 12/1/36	$1,500	$ 1,717,125
Bleckley County School District, GA, 5.00%, 10/1/42	1,000	1,085,290
Bryan County School District, GA:
4.00%, 8/1/33	500	513,185
4.00%, 8/1/34	435	445,284
5.00%, 8/1/25	1,080	1,130,231
Cherokee County School System, GA, 5.00%, 2/1/29	1,000	1,040,790
DeKalb County, GA, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	1,000	1,076,590
Forsyth County School District, GA:
5.00%, 2/1/32	1,000	1,109,790
5.00%, 2/1/37	500	542,475
Fulton County, GA, 5.00%, 7/1/31	1,000	1,088,080
Gainesville School District, GA, 4.00%, 11/1/37	1,000	1,008,470
Georgia:
4.00%, 7/1/35	1,000	1,030,000
5.00%, 2/1/28	1,500	1,562,040
Heard County Public Facilities Authority, GA, (Heard County School District), 4.00%, 3/1/30	575	603,583
Lee County School District, GA, 5.00%, 2/1/27	700	755,146
Monroe County School District, GA, 5.00%, 2/1/29(1)	1,000	1,109,910
Puerto Rico, 5.625%, 7/1/29	1,500	1,565,085
Valdosta School System, GA, 5.00%, 2/1/28	1,000	1,060,700
Worth County School District, GA, 5.00%, 12/1/37	235	249,974
		$ 18,693,748
Hospital — 14.2%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta), 5.00%, 7/1/39	$500	$ 535,665
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.):
3.00%, 7/1/38	500	436,400
4.00%, 7/1/37	500	502,190
5.00%, 7/1/29	500	532,850

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/36	$500	$ 520,025
Dalton-Whitfield County Joint Development Authority, GA, (Hamilton Health Care System), 4.00%, 8/15/34	400	407,616
DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta), 4.00%, 7/1/39	1,865	1,848,625
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,572,900
Fulton County Development Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,295,425
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.):
4.00%, 2/15/37	1,500	1,483,275
5.00%, 2/15/30	850	938,315
5.00%, 2/15/37	1,000	1,044,550
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):
4.00%, 8/1/37	250	230,703
4.00%, 8/1/38	500	456,730
5.00%, 8/1/28	650	664,358
Paulding County Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/42	1,250	1,304,750
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/31	1,300	1,370,421
Savannah Hospital Authority, GA, (St. Joseph's/Candler Health System, Inc.):
4.00%, 7/1/43	500	472,400
5.50%, 7/1/30	500	502,465
		$ 16,119,663
Industrial Development Revenue — 4.6%
Albany Dougherty Payroll Development Authority, GA, Solid Waste Disposal, (Procter & Gamble), 5.20%, 5/15/28	$2,000	$ 2,190,900
Burke County Development Authority, GA, (Georgia Power Co.), 2.20%, 10/1/32	750	613,545
Monroe County Development Authority, GA, (Georgia Power Co.), 2.25%, 7/1/25	1,000	948,590
Monroe County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/39	500	471,220
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	1,000	934,930
		$ 5,159,185
Insured - Electric Utilities — 5.5%
Georgia Municipal Electric Authority, (AGM), 5.00%, 7/1/37	$1,470	$ 1,595,391
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J):
(AGM), 5.00%, 7/1/48	$500	$ 523,000
(AGM), 5.00%, 7/1/55	1,000	1,032,170
Monroe, GA, Combined Utility Revenue, (AGM), 4.00%, 12/1/36	600	604,572
Newnan, GA, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,056,879
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	980	985,733
(NPFG), 5.25%, 7/1/34	420	421,248
		$ 6,218,993
Insured - General Obligations — 1.1%
Coweta County, GA, Water and Sewerage Authority, (AGM), Escrowed to Maturity, 5.00%, 6/1/26	$1,135	$ 1,207,458
		$ 1,207,458
Insured - Lease Revenue/Certificates of Participation — 2.0%
East Point Building Authority, GA, (Water and Sewer Project), (AGM), 5.00%, 2/1/35	$695	$ 742,774
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,428	1,498,815
		$ 2,241,589
Insured - Water and Sewer — 2.9%
Buford, GA, Combined Utility System Revenue, (AGM), 4.00%, 7/1/37	$500	$ 500,535
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,719,235
Etowah Water and Sewer Authority, GA, (BAM), 4.00%, 3/1/35	500	506,935
Henry County Water and Sewerage Authority, GA, (NPFG), 5.25%, 2/1/25	500	520,190
		$ 3,246,895
Lease Revenue/Certificates of Participation — 3.9%
Atlanta & Fulton County Recreation Authority, GA, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$ 1,076,160
Downtown Smyrna Development Authority, GA, 5.00%, 2/1/26	2,690	2,849,732
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	500	535,320
		$ 4,461,212

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue — 2.8%
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 6/1/29 (Put Date), 12/1/52	$2,000	$ 2,078,740
5.00% to 6/1/30 (Put Date), 6/1/53	1,000	1,040,670
		$ 3,119,410
Senior Living/Life Care — 1.9%
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court):
4.00%, 4/1/28(2)	$800	$ 743,040
4.00%, 4/1/30(2)	970	873,407
Gainesville and Hall County Development Authority, GA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	500	506,360
		$ 2,122,807
Special Tax Revenue — 5.3%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 193,904
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	750	782,040
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue:
5.00%, 7/1/43	1,000	1,040,210
Prerefunded to 7/1/25, 5.00%, 7/1/42	1,000	1,044,650
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	1,855,600
Unified Government of Athens-Clarke County Development Authority, GA, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,081,815
		$ 5,998,219
Transportation — 11.3%
Atlanta, GA, Airport Revenue:
(AMT), 4.00%, 7/1/35	$3,750	$ 3,742,822
(AMT), 4.00%, 7/1/39	600	576,702
(AMT), 4.00%, 7/1/40	3,000	2,871,090
(AMT), 5.00%, 1/1/31	1,000	1,015,260
Georgia Ports Authority:
4.00%, 7/1/47	3,000	2,874,750
5.00%, 7/1/29	750	850,470
Georgia State Road and Tollway Authority, 5.00%, 6/1/29	835	908,547
		$ 12,839,641
Water and Sewer — 12.4%
Atlanta, GA, Water and Wastewater Revenue:
4.00%, 11/1/36	$1,000	$ 1,010,730
5.00%, 11/1/29	1,000	1,096,490
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Cobb County-Marietta Water Authority, GA, 5.00%, 11/1/28	$375	$ 397,192
Columbus, GA, Water and Sewerage Revenue, 5.00%, 5/1/36	250	263,463
DeKalb County, GA, Water and Sewerage Revenue:
5.00%, 10/1/36	2,000	2,277,700
5.00%, 10/1/45	2,650	2,903,764
Fulton County, GA, Water and Sewerage Revenue:
3.00%, 1/1/37	1,000	871,020
5.00%, 1/1/33	1,500	1,502,520
Rockdale County, GA, Stormwater Revenue, 4.00%, 7/1/41	500	487,450
Unified Government of Athens-Clarke County, GA, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,038,940
Walton County Water and Sewer Authority, GA:
5.00%, 2/1/53	1,000	1,078,680
5.25%, 2/1/47	1,000	1,109,860
		$ 14,037,809
Total Tax-Exempt Municipal Obligations (identified cost $116,483,292)		$113,103,313
Total Investments — 100.0% (identified cost $116,483,292)		$113,103,313
Other Assets, Less Liabilities — 0.0%(3)		$ 40,771
Net Assets — 100.0%		$113,144,084
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2023, the aggregate value of these securities is $2,745,281 or 2.4% of the Fund's net assets.
(3)	Amount is less than 0.05%.
The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2023, 11.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 7.0% of total investments.

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
February 28, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 90.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.3%
Maryland Community Development Administration, (Local Government Infrastructure), 4.00%, 6/1/40	$1,000	$ 978,540
		$ 978,540
Education — 9.6%
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/49	$1,000	$ 1,057,820
Maryland Health and Higher Educational Facilities Authority, (Pooled Loan Program), (LOC: TD Bank, N.A.), 3.45%, 4/1/35(1)	1,400	1,400,000
Maryland Health and Higher Educational Facilities Authority, (Stevenson University):
4.00%, 6/1/34	395	392,760
5.00%, 6/1/32	495	537,412
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	931,410
Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	1,100	1,015,916
Maryland Stadium Authority, Built to Learn Revenue:
4.00%, 6/1/52	1,000	895,170
5.00%, 6/1/29	125	140,232
University System of Maryland, 4.00%, 4/1/34	1,000	1,035,260
		$ 7,405,980
Escrowed/Prerefunded — 1.3%
Montgomery County, MD, Prerefunded to 11/1/24, 5.00%, 11/1/29	$1,000	$ 1,031,600
		$ 1,031,600
General Obligations — 29.1%
Anne Arundel County, MD:
5.00%, 10/1/36	$1,000	$ 1,078,860
5.00%, 10/1/44	1,000	1,084,960
Baltimore County, MD:
4.00%, 3/1/40	1,000	996,900
5.00%, 11/1/31	1,000	1,141,990
Baltimore, MD, 4.00%, 10/15/25	1,350	1,350,904
Caroline County, MD, 3.00%, 1/15/37	1,335	1,169,914
Charles County, MD:
4.25%, 10/1/47	1,000	985,340
5.00%, 10/1/25	1,000	1,051,020
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Frederick County, MD:
5.00%, 8/1/24	$1,000	$ 1,026,610
5.00%, 10/1/28	2,300	2,578,921
Howard County, MD, 4.00%, 8/15/36	1,000	1,024,290
Montgomery County, MD, 5.00%, 8/1/23	2,000	2,015,300
Prince George's County, MD, 5.00%, 7/1/26	2,000	2,136,600
Puerto Rico, 5.625%, 7/1/29	1,000	1,043,390
Talbot County, MD, 5.00%, 1/1/37	1,380	1,572,800
Washington Suburban Sanitary District, MD, 5.00%, 6/1/40	1,000	1,136,910
Worcester County, MD, 4.00%, 8/1/33	1,000	1,056,260
		$ 22,450,969
Hospital — 6.9%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$1,000	$ 1,054,740
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Health System), 4.00%, 7/1/48	500	449,040
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), Prerefunded to 7/1/24, 5.00%, 7/1/45	1,000	1,022,980
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,044,550
Maryland Health and Higher Educational Facilities Authority, (UPMC):
4.00%, 4/15/45	500	462,685
5.00%, 4/15/32	275	302,819
Montgomery County, MD, (Trinity Health Corp.), 5.00%, 12/1/45	1,000	1,024,350
		$ 5,361,164
Housing — 13.0%
Howard County Housing Commission, MD, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$ 1,047,820
Maryland Community Development Administration, 2.30%, 9/1/35	1,000	829,320
Maryland Community Development Administration, Social Bonds:
1.40%, 9/1/28	1,010	889,679
1.65%, 9/1/29	805	696,365
1.80%, 9/1/30	630	543,942
(FHLMC), (FNMA), (GNMA), 4.40%, 9/1/37	1,000	1,004,670
(FHLMC), (FNMA), (GNMA), 6.00%, 3/1/53	1,000	1,085,010

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/50	$315	$ 268,736
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue:
5.00%, 7/1/56	150	146,655
5.625%, 7/1/43	500	531,080
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	999,930
Montgomery County Housing Opportunities Commission, MD:
1.95%, 7/1/31	200	172,174
2.00%, 1/1/32	200	170,036
2.05%, 7/1/32	200	168,590
2.10%, 1/1/33	220	184,694
2.125%, 7/1/33	220	183,322
(FHLMC), (FNMA), (GNMA), (LOC: TD Bank, N.A.), 3.40%, 1/1/49(1)	1,080	1,080,000
		$ 10,002,023
Industrial Development Revenue — 0.4%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(2)	$295	$ 287,224
		$ 287,224
Insured - Electric Utilities — 0.2%
Puerto Rico Electric Power Authority, (AGM), 5.00%, 7/1/23	$135	$ 135,911
		$ 135,911
Insured - Escrowed/Prerefunded — 2.8%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$2,080	$ 2,168,109
		$ 2,168,109
Insured - Hospital — 4.3%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$ 3,297,406
		$ 3,297,406
Senior Living/Life Care — 6.3%
Baltimore County, MD, (Oak Crest Village, Inc.), 4.00%, 1/1/45	$1,000	$ 871,870
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/39	1,000	924,110
4.00%, 1/1/40	105	95,878
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Howard County, MD, (Vantage House), 5.00%, 4/1/26	$1,050	$ 1,028,580
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	505,200
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	918,850
Washington County, MD, (Diakon Lutheran Social Ministries), Prerefunded to 1/1/29, 5.00%, 1/1/32	500	557,055
		$ 4,901,543
Special Tax Revenue — 2.9%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 193,904
Baltimore, MD, (Harbor Point), 3.625%, 6/1/46(2)	1,000	768,700
Maryland Economic Development Corp., (Port Covington), 3.25%, 9/1/30	300	273,417
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,090	1,011,302
		$ 2,247,323
Transportation — 7.5%
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	$250	$ 253,708
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	528,265
Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	1,000	925,350
Maryland Transportation Authority, (AMT), 4.00%, 6/1/35	1,000	970,040
Metropolitan Washington Airports Authority, D.C., (AMT), 4.00%, 10/1/40	750	717,472
Washington Metropolitan Area Transit Authority, D.C.:
5.00%, 7/1/31	1,000	1,082,560
Green Bonds, 5.00%, 7/15/46	1,250	1,341,425
		$ 5,818,820
Water and Sewer — 4.6%
Baltimore, MD, (Wastewater Projects), 5.00%, 7/1/30	$500	$ 571,655
Baltimore, MD, (Water Projects):
4.00%, 7/1/37	1,010	1,019,554
4.00%, 7/1/38	445	444,947
4.00%, 7/1/39	455	452,079
Washington Suburban Sanitary District, MD, 5.00%, 6/15/30	1,000	1,094,930
		$ 3,583,165
Total Tax-Exempt Municipal Obligations (identified cost $73,396,405)		$ 69,669,777

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 5.9%
Security	Principal Amount (000's omitted)	Value
General Obligations — 3.1%
Maryland, 0.41%, 8/1/23	$2,000	$ 1,963,520
Watertown, CT:
2.05%, 10/15/31	305	247,154
2.50%, 10/15/36	275	211,076
		$ 2,421,750
Hospital — 2.2%
Maryland Health and Higher Educational Facilities Authority, (Adventist HealthCare), 1.812%, 1/1/25	$1,000	$ 921,940
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 3.052%, 7/1/40	1,000	750,900
		$ 1,672,840
Transportation — 0.6%
Prince George's County Revenue Authority, MD, (Regional Medical Center Garage):
2.553%, 8/1/26	$275	$ 254,095
2.593%, 8/1/27	260	235,947
		$ 490,042
Total Taxable Municipal Obligations (identified cost $5,094,303)		$ 4,584,632

Trust Units — 0.7%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.7%
HTA TRRB Custodial Trust, 5.25%, 7/1/41	$500	$ 505,490
Total Trust Units (identified cost $497,285)		$ 505,490
Total Investments — 96.8% (identified cost $78,987,993)		$ 74,759,899
Other Assets, Less Liabilities — 3.2%		$ 2,437,909
Net Assets — 100.0%		$ 77,197,808

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at February 28, 2023.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2023, the aggregate value of these securities is $1,249,828 or 1.6% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2023, 7.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 7.3% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
February 28, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.1%
Security	Principal Amount (000's omitted)	Value
Hospital — 1.1%
SSM Health Care Corp., 3.688%, 6/1/23	$1,000	$ 996,082
Total Corporate Bonds (identified cost $995,105)		$ 996,082

Tax-Exempt Municipal Obligations — 95.1%
Security	Principal Amount (000's omitted)	Value
Education — 7.2%
Missouri Health and Educational Facilities Authority, (Saint Louis University):
5.00%, 10/1/36	$1,000	$ 1,085,040
(LOC: Barclays Bank PLC), 2.50%, 10/1/35(1)	700	700,000
(LOC: Wells Fargo Bank, N.A.), 2.60%, 10/1/35(1)	750	750,000
Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	1,000	1,004,710
Missouri Health and Educational Facilities Authority, (Washington University):
(SPA: JPMorgan Chase Bank, N.A.), 2.45%, 3/1/40(1)	800	800,000
(SPA: U.S. Bank, N.A.), 2.62%, 3/1/40(1)	500	500,000
University of Missouri:
3.35%, 11/1/31(2)	635	635,000
5.00%, 11/1/25	1,000	1,030,780
		$ 6,505,530
Electric Utilities — 6.4%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$ 1,009,120
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities):
Green Bonds, 5.00%, 12/1/36	595	649,913
Green Bonds, 5.25%, 12/1/40	500	542,215
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/30	1,500	1,545,750
Springfield, MO, Public Utility Revenue, 3.60%, 8/1/29	2,000	2,002,100
		$ 5,749,098
General Obligations — 27.8%
Cape Girardeau County Reorganized School District R-II, MO, 5.00%, 3/1/38	$750	$ 811,867
Center School District No. 58, MO, 4.00%, 3/1/37	1,435	1,443,466
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Fenton Fire Protection District, MO:
4.00%, 3/1/37	$400	$ 403,984
4.00%, 3/1/38	500	493,855
Fort Osage R-1 School District, MO:
5.00%, 3/1/39	1,000	1,110,690
5.00%, 3/1/40	1,000	1,104,370
Fort Zumwalt School District, MO, 5.00%, 3/1/36	1,000	1,067,860
Greene County Reorganized School District No. 2, MO, 5.00%, 3/1/38	875	926,887
Hazelwood School District, MO, 4.00%, 3/1/30	500	510,145
Independence School District, MO, 5.50%, 3/1/34	1,000	1,099,290
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/39	1,850	1,942,537
Jefferson City School District, MO:
5.00%, 3/1/36	810	849,982
5.00%, 3/1/38	500	527,545
Joplin Schools, MO, 5.00%, 3/1/30	1,000	1,084,870
Kansas City, MO:
3.125%, 2/1/39	1,000	848,390
5.00%, 2/1/32	450	495,257
Lake Ozark Osage School, MO, (School Building), 5.00%, 3/1/34	1,000	1,016,920
Maplewood-Richmond Heights School District, MO, 3.00%, 3/1/40	1,000	833,200
Nevada R-V School District, MO, 5.00%, 3/1/38	900	931,590
North Kansas City School District No. 74, MO, 5.25%, 3/1/37	2,000	2,313,360
Ozark R-VI School District, MO, 4.00%, 3/1/39	1,000	997,210
Puerto Rico:
5.625%, 7/1/29	250	260,848
5.75%, 7/1/31	750	789,450
Raytown C-2 School District, MO, 5.00%, 3/1/38	1,000	1,079,910
University City School District, MO:
0.00%, 2/15/32	1,000	738,450
0.00%, 2/15/33	1,000	711,330
Wentzville R-IV School District, MO, 0.00%, 3/1/27	805	693,298
		$ 25,086,561
Hospital — 14.3%
Cape Girardeau County Industrial Development Authority, MO, (St. Francis Medical Center), 5.00%, 6/1/39	$1,000	$ 1,016,580
Missouri Health and Educational Facilities Authority, (BJC Health System):
3.40%, 5/15/38(2)	400	400,000
4.00% to 1/1/46 (Put Date), 1/1/50	1,000	914,750
5.00%, 1/1/44	2,175	2,186,788

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital):
4.00%, 5/15/34	$1,500	$ 1,515,765
4.00%, 5/15/48	1,000	915,820
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/37	1,125	1,175,929
Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	973,000
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/49	2,500	2,298,850
5.00%, 11/15/47	1,000	1,019,320
Missouri Health and Educational Facilities Authority, (Saint Luke's Health System), 4.00%, 11/15/42	500	468,845
		$ 12,885,647
Housing — 3.1%
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA):
2.35%, 11/1/35	$810	$ 676,091
3.00%, 11/1/39	605	541,493
3.00%, 11/1/44	770	720,559
3.75%, 11/1/43	485	473,549
4.15%, 11/1/38	400	393,612
		$ 2,805,304
Industrial Development Revenue — 1.9%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), 5.20%, 3/15/29	$1,540	$ 1,717,762
		$ 1,717,762
Insured - Education — 0.2%
Missouri Southern State University:
(AGM), 4.00%, 10/1/37	$85	$ 85,313
(AGM), 4.00%, 10/1/38	70	69,672
(AGM), 4.00%, 10/1/39	55	54,121
		$ 209,106
Insured - Electric Utilities — 1.3%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$950	$ 955,557
(NPFG), 5.25%, 7/1/34	215	215,639
		$ 1,171,196
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 5.3%
Fort Zumwalt School District, MO, (BAM), 5.00%, 3/1/29	$800	$ 890,952
Hazelwood School District, MO, (BAM), 4.00%, 3/1/41	3,575	3,535,568
Wright City R-II School District, MO:
(AGM), 6.00%, 3/1/28	180	204,820
(AGM), 6.00%, 3/1/29	150	174,804
		$ 4,806,144
Insured - Lease Revenue/Certificates of Participation — 5.2%
Kansas City, MO, Leasehold Revenue, (Municipal Assistance):
(AMBAC), 0.00%, 4/15/26	$2,170	$ 1,954,823
(AMBAC), 0.00%, 4/15/30	2,105	1,688,273
Sedalia, MO, Certificates of Participation, (BAM), 4.00%, 9/15/37	500	501,020
St. Louis Municipal Library District, MO:
(BAM), 4.00%, 3/15/34	300	312,963
(BAM), 4.00%, 3/15/35	200	205,902
		$ 4,662,981
Insured - Special Tax Revenue — 2.9%
Bi-State Development Agency, Missouri-Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$ 2,633,243
		$ 2,633,243
Insured - Transportation — 3.3%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 4.00%, 3/1/50	$2,000	$ 1,802,220
Saint Louis Airport, MO, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,158,270
		$ 2,960,490
Lease Revenue/Certificates of Participation — 2.1%
Bi-State Development Agency, Missouri-Illinois Metropolitan District, 4.00%, 10/1/48	$1,000	$ 910,200
Washington, MO, Certificates of Participation, 5.00%, 3/1/28	940	1,022,213
		$ 1,932,413
Senior Living/Life Care — 4.1%
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	$500	$ 481,955
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
4.00%, 2/1/42	1,000	805,720

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services): (continued)
5.00%, 2/1/42	$1,340	$ 1,255,781
Saint Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis):
5.00%, 9/1/37	500	475,720
5.00%, 9/1/38	250	235,830
Saint Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	478,585
		$ 3,733,591
Special Tax Revenue — 1.6%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 193,904
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,355	1,257,169
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	25	20,533
		$ 1,471,606
Transportation — 5.3%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/39	$1,230	$ 1,271,550
(AMT), 5.00%, 3/1/46	1,000	1,016,880
St. Louis, MO, (Lambert International Airport):
5.00%, 7/1/40	740	804,994
5.00%, 7/1/41	1,555	1,683,085
		$ 4,776,509
Water and Sewer — 3.1%
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	$2,000	$ 1,849,280
Kansas City, MO, Water Revenue, 4.00%, 12/1/47	1,000	940,370
		$ 2,789,650
Total Tax-Exempt Municipal Obligations (identified cost $86,707,086)		$ 85,896,831

Taxable Municipal Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.4%
Hazelwood School District, MO, (BAM), 4.45%, 3/1/25	$375	$ 370,174
Total Taxable Municipal Obligations (identified cost $375,000)		$ 370,174

Trust Units — 0.5%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.5%
HTA TRRB Custodial Trust, 5.25%, 7/1/41	$395	$ 399,337
Total Trust Units (identified cost $397,956)		$ 399,337
Total Investments — 97.1% (identified cost $88,475,147)		$ 87,662,424
Other Assets, Less Liabilities — 2.9%		$ 2,628,240
Net Assets — 100.0%		$ 90,290,664
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 28, 2023.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at February 28, 2023.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2023, the aggregate value of these securities is $193,904 or 0.2% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2023, 19.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.7% to 6.6% of total investments.

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
February 28, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.4%
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	$715	$ 704,275
Total Corporate Bonds (identified cost $710,000)		$ 704,275

Tax-Exempt Municipal Obligations — 95.7%
Security	Principal Amount (000's omitted)	Value
Education — 11.6%
North Carolina Capital Facilities Finance Agency, (Duke University):
4.00%, 10/1/39	$4,065	$ 4,102,195
5.00%, 10/1/44	2,000	2,108,320
North Carolina Capital Facilities Finance Agency, (High Point University), 5.00%, 5/1/27	300	319,029
North Carolina Capital Facilities Finance Agency, (Wake Forest University):
5.00%, 1/1/27	2,860	3,046,901
5.00%, 1/1/43	2,000	2,124,520
University of North Carolina at Chapel Hill, 3.699%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(1)	2,700	2,690,577
University of North Carolina at Charlotte:
4.00%, 10/1/34	770	787,240
4.00%, 10/1/45	250	230,162
University of North Carolina at Greensboro:
4.00%, 4/1/35	1,000	1,020,140
5.00%, 4/1/26	660	670,435
University of North Carolina at Wilmington, 4.00%, 10/1/36	1,500	1,512,060
Western Carolina University, NC:
4.00%, 4/1/50	1,000	925,990
5.00%, 10/1/36	1,000	1,071,270
		$ 20,608,839
Electric Utilities — 1.5%
Dare County, NC, Utilities Systems Revenue, 4.00%, 2/1/33	$1,110	$ 1,140,303
Greenville, NC, (Greenville Utilities Commission):
5.00%, 12/1/35	380	438,877
5.00%, 12/1/37	300	340,173
5.00%, 12/1/46	525	574,823
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Greenville, NC, Combined Enterprise System Revenue, 4.00%, 5/1/32	$190	$ 205,249
		$ 2,699,425
Escrowed/Prerefunded — 4.5%
Durham Capital Financing Corp., NC, Prerefunded to 6/1/23, 5.00%, 6/1/38	$1,000	$ 1,004,580
New Hanover County, NC, (New Hanover Regional Medical Center):
Prerefunded to 10/1/27, 5.00%, 10/1/30	250	272,413
Prerefunded to 10/1/27, 5.00%, 10/1/36	1,000	1,089,650
North Carolina Medical Care Commission, (United Church Homes and Services), Prerefunded to 9/1/23, 5.00%, 9/1/46	1,000	1,038,620
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Prerefunded to 10/1/23, 5.00%, 10/1/30	635	660,229
North Carolina Medical Care Commission, (Vidant Health), Prerefunded to 6/1/25, 5.00%, 6/1/31	2,000	2,083,420
North Carolina State University at Raleigh, Prerefunded to 10/1/23, 5.00%, 10/1/42	1,140	1,152,038
Winston-Salem, NC, Prerefunded to 6/1/24, 5.00%, 6/1/27	750	767,482
		$ 8,068,432
General Obligations — 15.7%
Asheville, NC, 4.00%, 6/1/40	$1,120	$ 1,116,438
Brunswick County, NC:
4.00%, 8/1/31	1,000	1,088,520
4.00%, 8/1/37	1,605	1,637,164
Charlotte, NC:
4.00%, 7/1/31	2,000	2,067,760
5.00%, 6/1/29	1,000	1,138,420
Durham County, NC, 4.00%, 6/1/33	1,785	1,899,775
Durham, NC, 5.00%, 7/1/25	2,785	2,912,553
Forsyth County, NC:
4.00%, 3/1/28	735	769,347
5.00%, 3/1/31	1,000	1,133,800
Greensboro, NC:
5.00%, 2/1/27	650	662,753
5.00%, 2/1/28	1,790	1,921,261
New Hanover County, NC, 4.00%, 8/1/25	2,200	2,251,458
North Carolina, NC, 5.00%, 6/1/24	2,000	2,048,100
Pender County, NC, 5.00%, 3/1/27	1,015	1,075,788
Puerto Rico:
5.625%, 7/1/29	1,000	1,043,390

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico: (continued)
5.75%, 7/1/31	$750	$ 789,450
Randolph County, NC, Limited Obligation Bonds:
4.00%, 10/1/38	1,000	999,900
4.00%, 10/1/39	500	496,765
Wilmington, NC, Limited Obligation Bonds:
4.00%, 6/1/35	150	156,056
4.00%, 6/1/37	690	698,867
Winston-Salem, NC, 4.00%, 6/1/29	1,925	1,997,033
		$ 27,904,598
Hospital — 8.7%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health):
3.45% to 10/31/25 (Put Date), 1/15/48	$2,000	$ 1,998,480
5.00%, 1/15/29	500	557,200
(SPA: JPMorgan Chase Bank, N.A.), 2.45%, 1/15/48(2)	2,200	2,200,000
North Carolina Medical Care Commission, (CaroMont Health), 4.00%, 2/1/36	1,350	1,365,809
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.00%, 11/1/52	3,500	3,288,985
North Carolina Medical Care Commission, (Rex Healthcare, Inc.):
4.00%, 7/1/39	1,000	977,210
5.00%, 7/1/32	1,000	1,040,260
Spartanburg Regional Health Services District, Inc., SC, 5.00%, 4/15/28	1,000	1,064,940
University of North Carolina Hospitals at Chapel Hill:
(SPA: TD Bank, N.A.), 3.40%, 2/1/24(3)	1,000	1,000,000
(SPA: TD Bank, N.A.), 3.40%, 2/1/29(3)	1,925	1,925,000
		$ 15,417,884
Housing — 0.9%
North Carolina Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.875%, 7/1/42	$1,000	$ 1,022,340
North Carolina Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.00%, 7/1/35	680	518,833
		$ 1,541,173
Industrial Development Revenue — 0.8%
Columbus County Industrial Facilities & Pollution Control Financing Authority, NC, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	$1,500	$ 1,441,005
		$ 1,441,005
Security	Principal Amount (000's omitted)	Value
Insured - Education — 0.0%(4)
University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$ 35,011
		$ 35,011
Insured - Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,335	$ 1,338,965
		$ 1,338,965
Insured - Transportation — 3.9%
Greater Asheville Regional Airport Authority, NC:
(AGM), (AMT), 5.00%, 7/1/27	$750	$ 788,078
(AGM), (AMT), 5.00%, 7/1/28	1,000	1,065,580
(AGM), (AMT), 5.00%, 7/1/29	1,000	1,079,500
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	6,500	4,012,125
		$ 6,945,283
Lease Revenue/Certificates of Participation — 15.6%
Buncombe County, NC:
Prerefunded to 6/1/24, 5.00%, 6/1/29	$750	$ 767,482
Prerefunded to 6/1/24, 5.00%, 6/1/31	1,000	1,023,310
Buncombe County, NC, Limited Obligation Bonds:
4.00%, 6/1/34	100	105,514
4.00%, 6/1/35	150	156,056
4.00%, 6/1/36	150	153,753
5.00%, 6/1/31	100	114,885
Cabarrus County, NC, Limited Obligation Bonds:
5.00%, 6/1/28	1,600	1,740,608
5.00%, 6/1/28	1,000	1,109,700
5.00%, 4/1/29	1,000	1,064,830
5.00%, 4/1/30	1,000	1,063,770
Charlotte, NC, 4.00%, 6/1/39	1,000	994,770
Charlotte, NC, (Convention Facility), 4.00%, 6/1/39	875	870,424
Davidson County, NC, Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,144,811
Durham Capital Financing Corp., NC, 5.00%, 10/1/31	1,170	1,306,679
Johnston County Finance Corp., NC, 4.00%, 4/1/36	1,015	1,034,610
Mooresville, NC, Limited Obligation Bonds:
3.00%, 10/1/38	215	186,113
4.00%, 10/1/31	145	156,514
4.00%, 10/1/32	130	139,707
4.00%, 10/1/33	150	159,702
4.00%, 10/1/34	130	137,118
North Carolina Turnpike Authority, (Monroe Expressway System), 5.00%, 7/1/39	500	553,620

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
North Carolina, Limited Obligation Bonds:
3.00%, 5/1/34	$1,000	$ 939,440
4.00%, 5/1/33	1,000	1,055,130
5.00%, 5/1/26	3,500	3,717,105
5.00%, 5/1/29	2,820	3,069,429
Orange County Public Facilities Co., NC, 4.00%, 10/1/31	400	416,496
Scotland County, NC, Limited Obligation Bonds:
5.00%, 12/1/29	500	543,280
5.00%, 12/1/31	55	59,624
5.00%, 12/1/33	250	269,682
Wake County, NC, Limited Obligation Bonds, 5.00%, 9/1/35	1,000	1,110,760
Watauga Public Facilities Corp., NC, 5.25%, 6/1/40	1,000	1,130,810
Wayne County, NC, Limited Obligation Bonds, 5.00%, 6/1/28	500	542,895
		$ 27,838,627
Other Revenue — 1.2%
Durham County Industrial Facilities & Pollution Control Financing Authority, NC, (Research Triangle Institute):
5.00%, 2/1/24	$1,000	$ 1,014,530
5.00%, 2/1/25	1,035	1,067,923
		$ 2,082,453
Senior Living/Life Care — 4.9%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$ 2,081,260
North Carolina Medical Care Commission, (EveryAge), 4.00%, 9/1/47	1,000	736,760
North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/30	1,310	1,269,390
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/40	600	567,084
North Carolina Medical Care Commission, (Plantation Village, Inc.), 4.00%, 1/1/41	1,000	815,060
North Carolina Medical Care Commission, (The Forest at Duke):
4.00%, 9/1/33	355	334,591
4.00%, 9/1/34	370	345,632
4.00%, 9/1/41	1,125	948,015
North Carolina Medical Care Commission, (The Pines at Davidson), 5.00%, 1/1/38	1,000	1,002,480
North Carolina Medical Care Commission, (Twin Lakes Community), 5.00%, 1/1/44	595	571,878
		$ 8,672,150
Security	Principal Amount (000's omitted)	Value
Solid Waste — 0.5%
Mecklenburg County, NC, Special Obligation, 5.00%, 1/1/26	$1,000	$ 1,001,570
		$ 1,001,570
Special Tax Revenue — 1.3%
American Samoa Economic Development Authority, 5.00%, 9/1/38(5)	$200	$ 193,904
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,280	2,115,384
		$ 2,309,288
Transportation — 12.2%
Charlotte, NC, (Charlotte Douglas International Airport):
5.00%, 7/1/25	$875	$ 911,059
5.00%, 7/1/27	1,000	1,084,060
(AMT), 4.00%, 7/1/36	630	623,549
(AMT), 4.00%, 7/1/37	1,000	978,590
(AMT), 5.00%, 7/1/34	1,150	1,256,076
(AMT), 5.00%, 7/1/42	550	561,781
North Carolina Turnpike Authority, (Triangle Expressway System):
4.00%, 1/1/33	2,000	2,075,600
5.00%, 1/1/40	2,500	2,587,250
5.00%, 1/1/43	500	515,310
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/33	4,000	4,479,760
Raleigh-Durham Airport Authority, NC:
(AMT), 5.00%, 5/1/27	500	527,535
(AMT), 5.00%, 5/1/28	1,510	1,588,248
(AMT), 5.00%, 5/1/35	2,250	2,417,175
Series 2017A, (AMT), 5.00%, 5/1/36	2,000	2,075,480
		$ 21,681,473
Water and Sewer — 11.7%
Brunswick County, NC, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$ 782,745
Brunswick County, NC, Enterprise Systems Revenue, 4.00%, 4/1/34	700	731,892
Buncombe County Metropolitan Sewerage District, NC:
5.00%, 7/1/26	305	313,549
5.00%, 7/1/28	540	556,070
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue:
4.00%, 8/1/33	3,800	3,900,206
5.00%, 8/1/29	1,375	1,473,587

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Cary, NC, Combined Enterprise System Revenue, 5.00%, 12/1/30	$675	$ 747,866
Charlotte, NC, Storm Water Fee Revenue, 3.00%, 12/1/36	400	362,780
Charlotte, NC, Water and Sewer System Revenue:
4.00%, 7/1/38	4,150	4,171,455
5.00%, 7/1/31	1,000	1,180,010
Durham, NC, Utility System Revenue:
4.00%, 8/1/34	250	266,318
4.00%, 8/1/35	1,300	1,325,246
Greensboro, NC, Combined Enterprise System Revenue, Green Bonds, 4.00%, 6/1/30	1,065	1,117,015
Lincoln County, NC, Enterprise System Revenue:
3.00%, 8/1/35	250	228,010
3.00%, 8/1/38	200	170,270
3.00%, 8/1/40	160	131,730
Raleigh, NC, Combined Enterprise System Revenue, 4.00%, 3/1/32	1,500	1,554,030
Union County, NC, Enterprise Systems Revenue:
5.00%, 6/1/30	835	946,122
5.00%, 6/1/32	725	816,234
		$ 20,775,135
Total Tax-Exempt Municipal Obligations (identified cost $174,977,934)		$170,361,311

Taxable Municipal Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.1%
Wilmington, NC, Limited Obligation Bonds, 2.03%, 6/1/30	$200	$ 167,078
		$ 167,078
Other Revenue — 0.2%
Greensboro, NC, (Coliseum Complex), 2.431%, 4/1/33	$500	$ 401,730
		$ 401,730
Total Taxable Municipal Obligations (identified cost $700,000)		$ 568,808

Trust Units — 0.3%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.3%
HTA TRRB Custodial Trust, 5.25%, 7/1/41	$440	$ 444,831
Total Trust Units (identified cost $443,292)		$ 444,831
Total Investments — 96.7% (identified cost $176,831,226)		$172,079,225
Other Assets, Less Liabilities — 3.3%		$ 5,896,657
Net Assets — 100.0%		$177,975,882
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at February 28, 2023.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 28, 2023.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at February 28, 2023.
(4)	Amount is less than 0.05%.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2023, the aggregate value of these securities is $193,904 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2023, 4.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 2.3% of total investments.

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
February 28, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 99.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.4%
Oregon, Bond Bank Revenue, 5.00%, 1/1/33	$610	$ 639,573
		$ 639,573
Education — 7.4%
Forest Grove, OR, (Pacific University):
4.00%, 5/1/39	$620	$ 568,974
4.00%, 5/1/40	860	779,616
5.00%, 5/1/30	500	513,135
Oregon Facilities Authority, (University of Portland):
5.00%, 4/1/27	500	517,640
5.00%, 4/1/29	500	518,080
Oregon Health and Science University, Green Bonds, 3.00%, 7/1/51	1,205	870,046
University of Oregon, 5.00%, 4/1/50	2,500	2,643,800
Yamhill County, OR, (George Fox University):
4.00%, 12/1/28	875	898,196
4.00%, 12/1/41	3,005	2,766,433
4.00%, 12/1/51	1,175	1,011,147
		$ 11,087,067
Electric Utilities — 4.1%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 5.00%, 11/1/32(1)	$500	$ 552,410
Green Bonds, 5.00%, 11/1/34(1)	500	549,350
Green Bonds, 5.00%, 11/1/36(1)	500	541,925
Green Bonds, 5.00%, 11/1/39(1)	1,300	1,393,522
Eugene, OR, Electric Utility System Revenue:
5.00%, 8/1/43	1,040	1,094,090
5.00%, 8/1/47	2,000	2,092,400
		$ 6,223,697
Escrowed/Prerefunded — 2.9%
Klamath County School District, OR, Prerefunded to 6/15/23, 5.00%, 6/15/29	$1,155	$ 1,161,133
Medford, OR, Prerefunded to 7/15/23, 5.00%, 7/15/32	545	548,755
Pendleton School District No. 16R, OR, Umatilla County, Prerefunded to 6/15/24, 5.00%, 6/15/28	1,000	1,024,020
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, Prerefunded to 9/1/27, 5.00%, 9/1/38	1,500	1,638,315
		$ 4,372,223
Security	Principal Amount (000's omitted)	Value
General Obligations — 46.8%
Astoria School District No. 1C, OR, Clatsop County, 5.00%, 6/15/37	$1,380	$ 1,513,984
Beaverton School District 48J, OR:
5.00%, 6/15/35	1,000	1,063,990
5.00%, 6/15/52	370	396,244
5.00%, 6/15/52(2)	2,000	2,141,860
Bend-La Pine Administrative School District No. 1, OR, 4.00%, 6/15/47(3)	1,750	1,677,007
Canby School District No. 86, OR, 4.00%, 6/15/38	1,170	1,189,141
Centennial School District No. 28Jt, OR, 4.00%, 6/15/39	1,855	1,863,793
Central School District No. 13J, OR, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	396,083
Clackamas Community College District, OR:
5.00%, 6/15/39	1,245	1,318,542
5.00%, 6/15/40	1,585	1,674,109
Clackamas County, OR, 5.00%, 6/1/26	3,340	3,558,570
David Douglas School District No. 40, OR, Multnomah County:
0.00%, 6/15/24	1,640	1,562,838
5.50%, 6/15/53(3)	1,500	1,702,875
Forest Grove School District No. 15, OR, Washington County, 0.00%, 6/15/26	1,975	1,767,921
Gresham-Barlow School District No. 10Jt, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/33	500	335,715
5.00%, 6/15/25	1,000	1,043,450
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,660	1,019,498
Hillsboro School District No. 1J, OR, Washington, Multnomah and Yamhill Counties:
5.00%, 6/15/32	2,000	2,164,500
5.00%, 6/15/37	1,605	1,705,072
Jackson County School District No. 6, OR, Central Point, 0.00%, 6/15/45	1,000	342,370
Lake Oswego, OR, 5.00%, 6/1/33	2,450	2,459,138
North Clackamas School District No. 12, OR, Clackamas County:
5.00%, 6/15/39	1,620	1,733,530
5.00%, 6/15/42	1,500	1,588,410
Oregon:
5.00%, 6/1/39	1,745	1,964,294
5.00%, 5/1/40	1,450	1,622,158
5.00%, 8/1/42	1,615	1,694,975
5.00%, 5/1/44	1,935	2,076,739
Oregon City School District No. 62, Clackamas County:
5.00%, 6/15/38	2,000	2,158,480
5.00%, 6/15/49	3,000	3,183,810

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	$505	$ 505,934
Philomath School District No. 17J, OR, Benton and Polk Counties:
0.00%, 6/15/28	1,000	828,220
0.00%, 6/15/30	700	534,688
Portland Housing Authority, OR, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,045	1,083,905
Portland Housing Authority, OR, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,742,685
Portland, OR, 5.00%, 4/1/41	1,220	1,357,531
Puerto Rico:
5.625%, 7/1/29	500	521,695
5.75%, 7/1/31	750	789,450
Redmond School District No. 2J, OR, Deschutes and Jefferson Counties:
0.00%, 6/15/25	460	424,667
0.00%, 6/15/27	3,175	2,737,136
Redmond, OR:
5.00%, 6/1/28	605	618,056
5.00%, 6/1/38	1,000	1,082,800
Reynolds School District No. 7, OR, Multnomah County, 3.00%, 6/1/35	200	186,416
Riverdale School District No. 51J, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/29	1,000	807,770
0.00%, 6/15/30	1,215	946,169
Salem-Keizer School District No. 24J, OR:
0.00%, 6/15/29	1,050	852,894
5.00%, 6/15/37	2,500	2,704,825
St. Helens School District No. 502, OR, 5.00%, 6/15/45	1,075	1,151,572
Warrenton-Hammond School District No. 30, OR, Clatsop County, 5.00%, 6/15/32	1,000	1,126,520
West Linn-Wilsonville School District No. 3Jt, OR, Clackamas and Washington Counties:
0.00%, 6/15/37	1,375	727,361
5.00%, 6/15/34	1,020	1,198,000
Winston-Dillard School District No. 116, OR:
0.00%, 6/15/35	230	138,633
0.00%, 6/15/36	435	247,237
0.00%, 6/15/39	605	290,128
		$ 70,523,388
Hospital — 12.9%
Medford Hospital Facilities Authority, OR, (Asante Health System):
4.00%, 8/15/39	$1,000	$ 978,280
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Medford Hospital Facilities Authority, OR, (Asante Health System): (continued)
5.00%, 8/15/45	$4,500	$ 4,682,115
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,526,940
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/29	1,000	1,041,140
5.00%, 10/1/30	300	325,566
5.00%, 10/1/35	275	290,120
5.00%, 10/1/40	1,750	1,778,018
Oregon Health and Science University:
Green Bonds, 4.00%, 7/1/40	1,520	1,496,926
Green Bonds, 4.00%, 7/1/41	2,605	2,538,416
Green Bonds, 4.00%, 7/1/51	1,465	1,385,714
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	3,000	3,070,290
Union County Hospital Facility Authority, OR, (Grande Ronde Hospital), 5.00%, 7/1/47	375	376,155
		$ 19,489,680
Housing — 1.2%
Oregon Housing and Community Services Department:
(AMT), 3.45%, 1/1/33	$920	$ 886,623
(AMT), 5.15%, 7/1/42	870	882,110
		$ 1,768,733
Insured - Electric Utilities — 2.1%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,045	$ 1,051,113
(NPFG), 5.25%, 7/1/34	2,120	2,126,297
		$ 3,177,410
Insured - General Obligations — 4.3%
Lebanon Community School District No. 9, OR, Linn County, (NPFG), 5.50%, 6/15/30	$4,000	$ 4,608,800
Newport, OR:
(AGC), 0.00%, 6/1/28	1,000	833,530
(AGC), 0.00%, 6/1/29	1,225	983,516
		$ 6,425,846
Other Revenue — 1.1%
Metro, OR, (Oregon Convention Center Hotel), 5.00%, 6/15/29	$215	$ 231,514

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Oregon Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/33	$1,280	$ 1,373,952
		$ 1,605,466
Senior Living/Life Care — 2.5%
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	$100	$ 88,744
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/24	175	174,808
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):
1.20%, 6/1/28	500	422,160
4.00%, 12/1/36	1,000	833,510
5.00%, 12/1/36	750	712,702
Salem Hospital Facility Authority, OR, (Capital Manor):
4.00%, 5/15/40	750	609,187
5.00%, 5/15/24	110	110,144
5.00%, 5/15/25	130	130,043
5.00%, 5/15/26	135	134,673
5.00%, 5/15/33	540	534,433
		$ 3,750,404
Special Tax Revenue — 1.7%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 193,904
Beaverton, OR, Special Tax Revenue, 4.00%, 6/1/37	400	406,208
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,100	1,948,380
		$ 2,548,492
Transportation — 9.7%
Oregon Department of Transportation, 5.00%, 11/15/35	$1,210	$ 1,353,131
Oregon Department of Transportation, (Highway User Tax), 5.00%, 11/15/40	4,630	5,086,796
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/24	1,000	1,016,040
(AMT), 5.00%, 7/1/25	1,000	1,025,790
(AMT), 5.00%, 7/1/34	1,525	1,635,684
(AMT), 5.00%, 7/1/34	1,160	1,171,786
(AMT), 5.00%, 7/1/36	1,265	1,308,427
(AMT), 5.00%, 7/1/44	2,000	2,059,900
		$ 14,657,554
Water and Sewer — 2.2%
Grants Pass, OR, Wastewater Revenue:
4.00%, 12/1/36	$1,160	$ 1,169,709
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Grants Pass, OR, Wastewater Revenue: (continued)
4.00%, 12/1/37	$1,000	$ 1,004,860
Portland, OR, Water System Revenue, 5.00%, 5/1/44	1,000	1,075,450
		$ 3,250,019
Total Tax-Exempt Municipal Obligations (identified cost $149,077,221)		$149,519,552

Taxable Municipal Obligations — 2.6%
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 1.0%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.165%, 11/1/26(1)	$300	$ 269,214
Green Bonds, 2.37%, 11/1/27(1)	1,350	1,190,957
		$ 1,460,171
General Obligations — 0.6%
Klamath County School District, OR, 1.71%, 6/15/29	$1,130	$ 938,352
		$ 938,352
Insured - Housing — 1.0%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.286%, 7/1/24	$150	$ 141,989
(AGM), 1.659%, 7/1/26	175	155,601
(AGM), 2.255%, 7/1/28	175	150,715
(AGM), 2.579%, 7/1/30	250	208,865
(AGM), 3.508%, 7/1/41	1,000	794,600
		$ 1,451,770
Total Taxable Municipal Obligations (identified cost $4,530,000)		$ 3,850,293
Total Investments — 101.9% (identified cost $153,607,221)		$153,369,845
Other Assets, Less Liabilities — (1.9)%		$ (2,862,159)
Net Assets — 100.0%		$150,507,686

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2023, the aggregate value of these securities is $4,691,282 or 3.1% of the Fund's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	When-issued security.
The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2023, 7.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 5.1% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
February 28, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 94.9%
Security	Principal Amount (000's omitted)	Value
Education — 10.5%
Center for Arts and Health Sciences Public Facilities Corp., SC, (Greenville Technical College), 5.00%, 10/1/29	$350	$ 393,953
Clemson University, SC, 5.00%, 5/1/26	2,000	2,120,940
Florence-Darlington Commission for Technical Education, SC, 5.00%, 3/1/28	600	605,526
South Carolina Jobs-Economic Development Authority, (Furman University):
5.00%, 10/1/32	2,000	2,062,300
5.00%, 10/1/45	2,000	2,047,440
South Carolina Jobs-Economic Development Authority, (Wofford College):
5.00%, 4/1/32	590	641,188
5.00%, 4/1/44	1,000	1,028,940
University of South Carolina, 5.00%, 5/1/46	3,985	4,287,661
University of South Carolina, (Moore School of Business):
5.00%, 5/1/25	400	415,720
5.00%, 5/1/27	740	800,695
University of South Carolina, Athletic Facilities, 5.00%, 5/1/37	1,500	1,593,000
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	600,810
		$ 16,598,173
Electric Utilities — 4.2%
Piedmont Municipal Power Agency, SC:
4.00%, 1/1/28	$1,600	$ 1,637,168
5.00%, 1/1/24	250	252,770
5.00%, 1/1/25	1,000	1,025,100
South Carolina Public Service Authority:
5.00%, 12/1/37	2,000	2,048,140
5.50%, 12/1/40	1,500	1,632,585
		$ 6,595,763
Escrowed/Prerefunded — 0.7%
Columbia, SC, Waterworks and Sewer System Revenue, Prerefunded to 2/1/29, 5.00%, 2/1/49	$1,000	$ 1,124,630
		$ 1,124,630
General Obligations — 23.2%
Aiken County Consolidated School District, SC, 4.00%, 4/1/37	$700	$ 706,209
Anderson County School District No. 5, SC, 5.00%, 3/1/30	2,000	2,124,240
Berkeley County School District, SC, 5.00%, 6/1/23	4,000	4,016,120
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Charleston County, SC:
4.00%, 11/1/26	$1,500	$ 1,544,595
4.00%, 11/1/31	1,500	1,615,305
Colleton County School District, SC, 5.00%, 3/1/25	1,060	1,099,729
Georgetown County School District, SC, 4.00%, 3/1/33	2,115	2,197,273
Hilton Head Island, SC, 4.00%, 3/1/25	565	575,306
Horry County School District, SC:
5.00%, 3/1/24	1,500	1,527,600
5.00%, 3/1/34	3,235	3,765,734
Lancaster County School District, SC, 4.00%, 3/1/30	1,500	1,560,495
Lexington County School District No. 1, SC, 5.00%, 2/1/26	1,060	1,119,901
Oconee County School District, SC, 5.00%, 3/1/25	1,000	1,037,480
Puerto Rico:
5.625%, 7/1/29	500	521,695
5.75%, 7/1/31	1,250	1,315,750
Richland County School District No. 2, SC, 4.00%, 3/1/32	2,000	2,116,200
Richland-Lexington Airport District, SC, (AMT), 4.00%, 3/1/24	685	685,322
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,088,054
Spartanburg County School District No. 5, SC, 4.00%, 3/1/43	2,000	1,966,520
Spartanburg County School District No. 7, SC:
5.00%, 3/1/40	1,000	1,076,280
5.00%, 3/1/43	1,960	2,093,339
		$ 36,753,147
Hospital — 11.1%
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$ 1,547,295
Greenville Health System, SC, 5.00%, 5/1/31	1,500	1,521,240
Lexington County Health Services District, Inc., SC, (Lexington Medical Center):
4.00%, 11/1/31	1,125	1,151,887
5.00%, 11/1/29	600	642,150
South Carolina Jobs-Economic Development Authority, (AnMed Health), 5.00%, 2/1/36	2,500	2,566,175
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.):
4.00%, 12/1/44	1,000	930,950
5.00%, 10/1/37	1,000	1,087,590
5.00%, 12/1/46	1,000	1,044,150
South Carolina Jobs-Economic Development Authority, (McLeod Health), 5.00%, 11/1/48	1,500	1,536,390
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), 5.00%, 5/1/36	1,500	1,568,175

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Spartanburg Regional Health Services District, Inc., SC:
4.00%, 4/15/37	$1,000	$ 991,750
5.00%, 4/15/28	1,000	1,064,940
5.00%, 4/15/48	2,000	2,036,260
		$ 17,688,952
Housing — 2.7%
South Carolina Housing Finance and Development Authority:
2.60%, 9/1/23	$2,500	$ 2,489,675
4.20%, 7/1/42	1,500	1,442,430
5.00%, 7/1/27	400	428,572
		$ 4,360,677
Industrial Development Revenue — 1.0%
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,670	$ 1,668,998
		$ 1,668,998
Insured - Electric Utilities — 2.7%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,075	$ 1,081,289
(NPFG), 5.25%, 7/1/32	1,350	1,353,497
(NPFG), 5.25%, 7/1/34	1,820	1,825,405
		$ 4,260,191
Insured - Lease Revenue/Certificates of Participation — 1.5%
Sumter Two School Facilities, Inc., SC, (Sumter School District):
(BAM), 5.00%, 12/1/23	$1,000	$ 1,012,420
(BAM), 5.00%, 12/1/24	1,280	1,314,893
		$ 2,327,313
Insured - Special Tax Revenue — 2.3%
Simpsonville, SC, Accommodations and Hospitality Tax Revenue:
(AGM), 4.00%, 1/1/25	$130	$ 131,440
(AGM), 4.00%, 1/1/35	1,085	1,104,682
(AGM), 5.00%, 1/1/27	500	534,685
(AGM), 5.00%, 1/1/28	365	397,200
(AGM), 5.00%, 1/1/29	310	343,790
(AGM), 5.00%, 1/1/30	500	564,085
(AGM), 5.00%, 1/1/31	450	515,471
		$ 3,591,353
Security	Principal Amount (000's omitted)	Value
Insured - Utilities — 2.5%
Greer, SC, Combined Utility System:
(AMBAC), 5.50%, 9/1/27	$1,000	$ 1,084,580
(AMBAC), 5.50%, 9/1/32	2,000	2,298,940
Newberry, SC, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	520,800
		$ 3,904,320
Insured - Water and Sewer — 0.6%
Starr-Iva Water and Sewer District, SC:
(AGM), 3.00%, 6/1/32	$180	$ 172,179
(AGM), 4.00%, 6/1/27	145	151,171
(AGM), 4.00%, 6/1/28	150	158,419
(AGM), 4.00%, 6/1/29	160	170,875
(AGM), 4.00%, 6/1/30	170	181,885
(AGM), 4.00%, 6/1/31	170	183,335
		$ 1,017,864
Lease Revenue/Certificates of Participation — 6.5%
Allendale County School District, SC, (Refunding & Improvement), 5.00%, 12/1/24	$500	$ 511,155
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District):
Prerefunded to 12/1/23, 5.00%, 12/1/30	2,000	2,027,800
Prerefunded to 12/1/23, 5.00%, 12/1/30(1)	3,875	3,928,862
Dorchester County School District No. 2, SC, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,015,880
Securing Assets for Education, SC, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,015,880
Simpsonville Municipal Facilities Corp., SC:
3.00%, 4/1/23	185	184,911
4.00%, 4/1/30	250	267,928
4.00%, 4/1/35	610	632,070
4.00%, 4/1/38	685	684,932
		$ 10,269,418
Other Revenue — 1.3%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 2/1/24 (Put Date), 10/1/48	$2,000	$ 2,005,680
		$ 2,005,680
Senior Living/Life Care — 1.8%
South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$ 949,620

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/49	$620	$ 444,100
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(2)	510	540,100
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	640	632,384
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/42	285	256,551
		$ 2,822,755
Special Tax Revenue — 2.8%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 193,904
Greenville County, SC, Special Source Revenue:
4.00%, 4/1/35	375	388,567
5.00%, 4/1/29	225	252,653
5.00%, 4/1/30	325	370,110
Hilton Head Island, SC, (Beach Preservation Fee Pledge), 5.00%, 8/1/25	400	418,128
Myrtle Beach, SC, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,023,350
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,015	1,869,517
		$ 4,516,229
Transportation — 5.5%
Horry County, SC, Airport Revenue, 4.00%, 7/1/40	$2,070	$ 2,012,992
South Carolina Ports Authority:
(AMT), 5.00%, 7/1/34	1,355	1,445,473
(AMT), 5.00%, 7/1/43	1,450	1,483,669
South Carolina Transportation Infrastructure Bank:
4.00%, 10/1/28	2,000	2,045,880
4.00%, 10/1/33	1,675	1,782,837
		$ 8,770,851
Water and Sewer — 14.0%
Charleston, SC, Waterworks and Sewer System Revenue:
5.00%, 1/1/29	$1,550	$ 1,683,532
5.00%, 1/1/37	1,000	1,112,670
5.00%, 1/1/38	1,500	1,661,445
5.00%, 1/1/47	2,000	2,197,260
Columbia, SC, Waterworks and Sewer System Revenue, 4.00%, 2/1/34	2,000	2,095,620
Lexington, SC, Waterworks and Sewer System Revenue:
4.00%, 4/1/30	670	714,917
4.00%, 4/1/31	250	264,950
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Lexington, SC, Waterworks and Sewer System Revenue: (continued)
4.00%, 4/1/32	$250	$ 263,972
4.00%, 4/1/45	1,000	950,920
Mount Pleasant, SC, Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,064,980
Richland County, SC, Utility System Revenue:
4.00%, 3/1/36	900	917,694
4.00%, 3/1/38	630	629,956
4.00%, 3/1/39	330	327,924
South Island Public Service District, SC, 5.00%, 4/1/47	1,000	1,069,390
Spartanburg, SC, Water System Revenue, 5.00%, 6/1/39	1,645	1,741,249
Startex-Jackson-Wellford-Duncan Water District, SC:
4.00%, 4/1/33	475	496,969
4.00%, 4/1/35	250	257,035
5.00%, 4/1/31	265	297,081
York County, SC, Water and Sewer System Revenue:
4.00%, 6/1/41	1,150	1,122,653
4.00%, 6/1/43	1,000	963,100
5.00%, 6/1/23	1,260	1,265,582
5.00%, 6/1/36	1,000	1,137,560
		$ 22,236,459
Total Tax-Exempt Municipal Obligations (identified cost $155,797,632)		$150,512,773

Taxable Municipal Obligations — 1.8%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.2%
Florence Public Facilities Corp., SC, 3.086%, 11/1/40	$500	$ 385,340
		$ 385,340
Other Revenue — 1.1%
Greenville County, SC, Hospitality Tax Revenue, 1.56%, 4/1/27	$2,000	$ 1,755,380
		$ 1,755,380

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Student Loan — 0.5%
South Carolina Student Loan Corp., 3.593%, 12/1/39	$735	$ 714,163
		$ 714,163
Total Taxable Municipal Obligations (identified cost $3,267,594)		$ 2,854,883

Trust Units — 0.4%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.4%
HTA TRRB Custodial Trust, 5.25%, 7/1/41	$570	$ 576,259
Total Trust Units (identified cost $574,265)		$ 576,259
Total Investments — 97.1% (identified cost $159,639,491)		$153,943,915
Other Assets, Less Liabilities — 2.9%		$ 4,560,975
Net Assets — 100.0%		$158,504,890
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2023, the aggregate value of these securities is $734,004 or 0.5% of the Fund's net assets.
The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2023, 9.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 3.3% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
February 28, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 4.2%
Virginia Resources Authority, (Pooled Financing Program):
5.25%, 11/1/47	$500	$ 562,570
Series 2016A, 4.00%, 11/1/32	1,000	1,031,020
Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/40	1,000	848,710
		$ 2,442,300
Education — 4.9%
Alexandria Industrial Development Authority, VA, (Episcopal High School):
4.00%, 1/1/33	$325	$ 342,401
4.00%, 1/1/46	500	468,195
Salem Economic Development Authority, VA, (Roanoke College):
4.00%, 4/1/38	525	481,829
4.00%, 4/1/40	200	178,998
University of Virginia, 5.00%, 4/1/38	1,320	1,410,671
		$ 2,882,094
Escrowed/Prerefunded — 6.1%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), Prerefunded to 10/1/25, 5.00%, 10/1/30	$750	$ 787,695
Harrisonburg Industrial Development Authority, VA, (Sunnyside Presbyterian Home), Prerefunded to 12/1/23, 6.25%, 12/1/33	750	766,897
Norfolk, VA, Prerefunded to 8/1/23, 5.00%, 8/1/28	750	755,798
Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	1,250	1,298,662
		$ 3,609,052
General Obligations — 6.6%
Alexandria, VA, 5.00%, 12/15/31	$1,500	$ 1,785,975
Loudoun County, VA, 4.00%, 12/1/38	1,045	1,064,228
Puerto Rico, 5.625%, 7/1/29	1,000	1,043,390
		$ 3,893,593
Hospital — 14.3%
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 4.00%, 7/1/39	$1,200	$ 1,162,980
Fairfax County Industrial Development Authority, VA, (Inova Health System Hospitals), 5.00%, 8/15/23(1)	1,340	1,350,572
Fairfax County Industrial Development Authority, VA, (Inova Health System Project), 5.00%, 5/15/44	1,000	1,007,460
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	$1,000	$ 1,017,100
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 5.00% to 11/1/28 (Put Date), 11/1/48	875	954,450
Roanoke Economic Development Authority, VA, (Carilion Clinic Obligated Group), 4.00%, 7/1/38	1,550	1,554,758
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	1,000	910,790
Winchester Economic Development Authority, VA, (Valley Health System), Prerefunded to 1/1/24, 5.00%, 1/1/28	450	456,575
		$ 8,414,685
Industrial Development Revenue — 6.7%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$1,035	$ 920,995
King George County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.50%, 6/1/23	2,000	1,988,160
Louisa Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.90% to 6/1/23 (Put Date), 11/1/35	1,000	994,220
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(2)	60	55,914
		$ 3,959,289
Insured - Education — 4.0%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$ 2,365,285
		$ 2,365,285
Insured - Electric Utilities — 1.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$ 1,005,850
		$ 1,005,850
Insured - Transportation — 4.7%
Chesapeake Bay Bridge and Tunnel District, VA, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$2,500	$ 2,579,075
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	180,108
		$ 2,759,183
Lease Revenue/Certificates of Participation — 4.1%
Manassas Park Economic Development Authority, VA:
4.00%, 12/15/31	$300	$ 320,352
4.00%, 12/15/32	250	265,795
4.00%, 12/15/33	250	264,047

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Virginia Public Building Authority:
5.00%, 8/1/25	$1,000	$ 1,046,040
(AMT), 5.00%, 8/1/26	500	522,500
		$ 2,418,734
Other Revenue — 2.1%
Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute):
0.00%, 7/1/49	$2,500	$ 780,250
4.00%, 10/1/52	500	474,690
		$ 1,254,940
Senior Living/Life Care — 5.6%
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/48	$235	$ 212,198
James City County Economic Development Authority, VA, (Williamsburg Landing):
4.00%, 12/1/23	300	298,152
4.00%, 12/1/30	220	203,458
James City County Economic Development Authority, VA, (WindsorMeade), 4.00%, 6/1/41	625	477,663
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/34	1,000	926,370
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 5.00%, 9/1/34	1,150	1,151,081
		$ 3,268,922
Solid Waste — 2.1%
Virginia Resources Authority, (Pooled Financing Program), 5.00%, 11/1/30	$1,075	$ 1,252,418
		$ 1,252,418
Special Tax Revenue — 1.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 193,904
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	30	28,281
0.00%, 7/1/27	17	13,935
0.00%, 7/1/29	17	12,608
0.00%, 7/1/31	22	14,663
0.00%, 7/1/33	24	14,337
0.00%, 7/1/46	231	59,201
0.00%, 7/1/51	188	35,472
4.50%, 7/1/34	56	55,526
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp.: (continued)
4.536%, 7/1/53	$3	$ 2,594
5.00%, 7/1/58	512	475,034
		$ 905,555
Transportation — 16.7%
Metropolitan Washington Airports Authority, D.C.:
(AMT), 4.00%, 10/1/35	$500	$ 494,295
(AMT), 5.00%, 10/1/27	1,250	1,327,300
(AMT), 5.00%, 10/1/37	1,295	1,341,788
(AMT), 5.00%, 10/1/42	1,000	1,022,570
Norfolk Airport Authority, VA, 5.00%, 7/1/37	1,000	1,066,910
Northern Virginia Transportation Commission, Green Bonds, 5.00%, 6/1/47	1,000	1,096,250
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 5.00%, 7/1/32	750	805,785
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/47	500	500,155
Washington Metropolitan Area Transit Authority, D.C.:
5.00%, 7/1/29	1,000	1,082,120
5.00%, 7/1/37	1,000	1,062,640
		$ 9,799,813
Water and Sewer — 11.1%
Fairfax County Water Authority, VA, 5.25%, 4/1/27	$1,795	$ 1,968,397
Fairfax County, VA, Sewer Revenue:
4.00%, 7/15/37	1,000	1,009,310
4.00%, 7/15/40	1,000	1,007,370
Newport News, VA, Water Revenue, 5.00%, 7/15/33	1,000	1,059,940
Virginia Beach, VA, Water and Sewer System Revenue, 5.00%, 10/1/26	1,375	1,477,809
		$ 6,522,826
Total Tax-Exempt Municipal Obligations (identified cost $58,435,149)		$ 56,754,539

Taxable Municipal Obligations — 1.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Virginia Resources Authority, (Pooled Financing Program), 1.816%, 11/1/29	$415	$ 348,558
		$ 348,558

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.6%
Portsmouth, VA, 2.20%, 7/15/37	$165	$ 119,675
Watertown, CT, 1.95%, 10/15/30	310	255,136
$ 374,811
Total Taxable Municipal Obligations (identified cost $890,000)		$ 723,369
Total Investments — 97.6% (identified cost $59,325,149)		$ 57,477,908
Other Assets, Less Liabilities — 2.4%		$ 1,401,993
Net Assets — 100.0%		$ 58,879,901
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2023, the aggregate value of these securities is $249,818 or 0.4% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2023, 10.7% of total investments are backed by bond insurance of a financial guaranty assurance agency.
Abbreviations:
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Statements of Assets and Liabilities (Unaudited)

	February 28, 2023
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Assets
Investments:
Identified cost	$ 116,483,292	$ 78,987,993	$ 88,475,147	$ 176,831,226
Unrealized depreciation	(3,379,979)	(4,228,094)	(812,723)	(4,752,001)
Investments, at value	$113,103,313	$74,759,899	$87,662,424	$172,079,225
Cash	$ 246,557	$ 1,780,229	$ 958,261	$ 3,326,692
Interest receivable	1,074,258	758,802	1,149,909	1,907,700
Receivable for investments sold	4,034,221	—	1,000,000	3,000,000
Receivable for Fund shares sold	10,675	298,264	20,086	357,173
Total assets	$118,469,024	$77,597,194	$90,790,680	$180,670,790
Liabilities
Payable for investments purchased	$ 3,771,629	$ —	$ —	$ 2,000,000
Payable for when-issued securities	1,129,820	—	—	—
Payable for Fund shares redeemed	252,096	276,462	349,621	386,477
Distributions payable	61,335	31,132	38,578	147,044
Payable to affiliates:
Investment adviser fee	29,694	17,618	23,069	48,291
Distribution and service fees	8,693	7,340	12,396	13,560
Accrued expenses	71,673	66,834	76,352	99,536
Total liabilities	$ 5,324,940	$ 399,386	$ 500,016	$ 2,694,908
Net Assets	$113,144,084	$77,197,808	$90,290,664	$177,975,882
Sources of Net Assets
Paid-in capital	$ 122,579,579	$ 86,121,187	$ 95,047,724	$ 191,374,639
Accumulated loss	(9,435,495)	(8,923,379)	(4,757,060)	(13,398,757)
Net Assets	$113,144,084	$77,197,808	$90,290,664	$177,975,882
Class A Shares
Net Assets	$ 37,496,702	$ 30,780,004	$ 55,122,767	$ 54,293,680
Shares Outstanding	4,704,685	3,777,036	6,411,231	6,517,243
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.97	$ 8.15	$ 8.60	$ 8.33
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 8.24	$ 8.42	$ 8.89	$ 8.61
Class C Shares
Net Assets	$ 3,690,280	$ 3,355,375	$ 5,107,827	$ 6,838,640
Shares Outstanding	432,930	377,480	538,128	763,246
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.52	$ 8.89	$ 9.49	$ 8.96
Class I Shares
Net Assets	$ 71,957,102	$ 43,062,429	$ 30,060,070	$ 116,843,562
Shares Outstanding	9,004,872	5,272,989	3,491,225	13,987,892
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.99	$ 8.17	$ 8.61	$ 8.35
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Statements of Assets and Liabilities (Unaudited) — continued

	February 28, 2023
	Oregon Fund	South Carolina Fund	Virginia Fund
Assets
Investments:
Identified cost	$ 153,607,221	$ 159,639,491	$ 59,325,149
Unrealized depreciation	(237,376)	(5,695,576)	(1,847,241)
Investments, at value	$153,369,845	$153,943,915	$57,477,908
Cash	$ 1,127,507	$ 9,389	$ 1,756,678
Interest receivable	1,449,772	2,249,239	629,765
Receivable for investments sold	—	5,840,000	—
Receivable for Fund shares sold	135,883	468,535	112,383
Total assets	$156,083,007	$162,511,078	$59,976,734
Liabilities
Payable for floating rate notes issued	$ 1,599,984	$ 3,099,985	$ 889,997
Demand note payable	—	150,000	—
Payable for when-issued securities	3,396,810	—	—
Payable for Fund shares redeemed	393,041	519,494	90,185
Distributions payable	23,682	61,703	25,362
Payable to affiliates:
Investment adviser fee	43,079	42,857	12,784
Distribution and service fees	15,663	16,124	6,763
Interest expense and fees payable	12,003	25,460	1,510
Accrued expenses	91,059	90,565	70,232
Total liabilities	$ 5,575,321	$ 4,006,188	$ 1,096,833
Net Assets	$150,507,686	$158,504,890	$58,879,901
Sources of Net Assets
Paid-in capital	$ 170,996,338	$ 171,231,935	$ 67,055,621
Accumulated loss	(20,488,652)	(12,727,045)	(8,175,720)
Net Assets	$150,507,686	$158,504,890	$58,879,901
Class A Shares
Net Assets	$ 72,996,408	$ 75,036,263	$ 33,820,771
Shares Outstanding	9,216,005	8,748,900	4,758,574
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.92	$ 8.58	$ 7.11
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 8.19	$ 8.87	$ 7.35
Class C Shares
Net Assets	$ 5,774,057	$ 6,072,799	$ 1,732,519
Shares Outstanding	665,835	667,417	220,041
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.67	$ 9.10	$ 7.87
Class I Shares
Net Assets	$ 71,737,221	$ 77,395,828	$ 23,326,611
Shares Outstanding	9,064,903	9,016,649	3,275,431
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.91	$ 8.58	$ 7.12
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Statements of Operations  (Unaudited)

	Six Months Ended February 28, 2023
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investment Income
Interest income	$ 1,752,407	$ 1,214,809	$ 1,390,534	$ 2,410,416
Total investment income	$ 1,752,407	$1,214,809	$ 1,390,534	$ 2,410,416
Expenses
Investment adviser fee	$ 184,012	$ 112,599	$ 120,072	$ 287,808
Distribution and service fees:
Class A	37,957	32,885	47,522	54,399
Class C	17,660	17,424	24,276	34,103
Trustees’ fees and expenses	4,004	2,701	3,180	5,756
Custodian fee	19,692	16,021	16,239	24,958
Transfer and dividend disbursing agent fees	17,209	17,572	16,322	31,753
Legal and accounting services	28,772	34,865	31,418	31,754
Printing and postage	3,493	2,800	4,101	5,418
Registration fees	1,117	2,889	1,532	574
Miscellaneous	17,370	12,706	11,445	20,924
Total expenses	$ 331,286	$ 252,462	$ 276,107	$ 497,447
Net investment income	$ 1,421,121	$ 962,347	$ 1,114,427	$ 1,912,969
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (1,380,649)	$ (773,187)	$ (1,891,529)	$ (1,773,514)
Net realized loss	$(1,380,649)	$ (773,187)	$(1,891,529)	$(1,773,514)
Change in unrealized appreciation (depreciation):
Investments	$ 590,210	$ (81,977)	$ 750,704	$ 265,960
Net change in unrealized appreciation (depreciation)	$ 590,210	$ (81,977)	$ 750,704	$ 265,960
Net realized and unrealized loss	$ (790,439)	$ (855,164)	$(1,140,825)	$(1,507,554)
Net increase (decrease) in net assets from operations	$ 630,682	$ 107,183	$ (26,398)	$ 405,415

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Statements of Operations  (Unaudited) — continued

	Six Months Ended February 28, 2023
	Oregon Fund	South Carolina Fund	Virginia Fund
Investment Income
Interest income	$ 2,802,515	$ 2,278,366	$ 1,008,514
Total investment income	$ 2,802,515	$ 2,278,366	$1,008,514
Expenses
Investment adviser fee	$ 270,268	$ 258,424	$ 79,738
Distribution and service fees:
Class A	73,987	75,094	36,414
Class C	30,061	30,616	10,544
Trustees’ fees and expenses	5,161	5,439	2,283
Custodian fee	22,371	23,108	14,568
Transfer and dividend disbursing agent fees	28,028	20,416	15,831
Legal and accounting services	29,357	30,605	28,001
Printing and postage	5,554	5,041	2,776
Registration fees	1,323	403	1,640
Interest expense and fees	14,879	46,946	13,359
Miscellaneous	23,062	16,584	11,386
Total expenses	$ 504,051	$ 512,676	$ 216,540
Net investment income	$ 2,298,464	$ 1,765,690	$ 791,974
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (7,084,539)	$ (1,029,377)	$ (327,919)
Net realized loss	$(7,084,539)	$(1,029,377)	$ (327,919)
Change in unrealized appreciation (depreciation):
Investments	$ 5,531,191	$ 238,432	$ (424,973)
Net change in unrealized appreciation (depreciation)	$ 5,531,191	$ 238,432	$ (424,973)
Net realized and unrealized loss	$(1,553,348)	$ (790,945)	$ (752,892)
Net increase in net assets from operations	$ 745,116	$ 974,745	$ 39,082

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Statements of Changes in Net Assets

	Six Months Ended February 28, 2023 (Unaudited)
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,421,121	$ 962,347	$ 1,114,427	$ 1,912,969
Net realized loss	(1,380,649)	(773,187)	(1,891,529)	(1,773,514)
Net change in unrealized appreciation (depreciation)	590,210	(81,977)	750,704	265,960
Net increase (decrease) in net assets from operations	$ 630,682	$ 107,183	$ (26,398)	$ 405,415
Distributions to shareholders:
Class A	$ (454,250)	$ (385,180)	$ (663,206)	$ (585,023)
Class C	(30,547)	(29,172)	(51,652)	(50,083)
Class I	(933,433)	(518,772)	(396,090)	(1,270,072)
Total distributions to shareholders	$ (1,418,230)	$ (933,124)	$ (1,110,948)	$ (1,905,178)
Transactions in shares of beneficial interest:
Class A	$ (1,329,156)	$ (4,761,706)	$ 11,364,075	$ (2,100,884)
Class C	(72,583)	(817,153)	(180,485)	(911,704)
Class I	(2,486,398)	1,593,281	6,833,858	7,184,741
Net increase (decrease) in net assets from Fund share transactions	$ (3,888,137)	$ (3,985,578)	$18,017,448	$ 4,172,153
Net increase (decrease) in net assets	$ (4,675,685)	$ (4,811,519)	$16,880,102	$ 2,672,390
Net Assets
At beginning of period	$ 117,819,769	$ 82,009,327	$ 73,410,562	$ 175,303,492
At end of period	$113,144,084	$77,197,808	$90,290,664	$177,975,882

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Statements of Changes in Net Assets — continued

	Six Months Ended February 28, 2023 (Unaudited)
	Oregon Fund	South Carolina Fund	Virginia Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,298,464	$ 1,765,690	$ 791,974
Net realized loss	(7,084,539)	(1,029,377)	(327,919)
Net change in unrealized appreciation (depreciation)	5,531,191	238,432	(424,973)
Net increase in net assets from operations	$ 745,116	$ 974,745	$ 39,082
Distributions to shareholders:
Class A	$ (1,087,435)	$ (838,843)	$ (462,017)
Class C	(68,912)	(47,707)	(19,762)
Class I	(1,124,259)	(876,726)	(292,088)
Total distributions to shareholders	$ (2,280,606)	$ (1,763,276)	$ (773,867)
Transactions in shares of beneficial interest:
Class A	$ (5,990,060)	$ (2,458,706)	$ (4,048,015)
Class C	(1,169,092)	(1,212,439)	(1,113,188)
Class I	(2,316,370)	9,065,415	3,891,767
Net increase (decrease) in net assets from Fund share transactions	$ (9,475,522)	$ 5,394,270	$ (1,269,436)
Net increase (decrease) in net assets	$ (11,011,012)	$ 4,605,739	$ (2,004,221)
Net Assets
At beginning of period	$ 161,518,698	$ 153,899,151	$ 60,884,122
At end of period	$150,507,686	$158,504,890	$58,879,901

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Statements of Changes in Net Assets — continued

	Year Ended August 31, 2022
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,262,980	$ 1,759,590	$ 1,735,733	$ 2,876,064
Net realized loss	(1,744,862)	(1,409,980)	(1,101,455)	(1,023,072)
Net change in unrealized appreciation (depreciation)	(11,048,069)	(9,062,574)	(8,243,513)	(15,711,362)
Net decrease in net assets from operations	$ (10,529,951)	$ (8,712,964)	$ (7,609,235)	$ (13,858,370)
Distributions to shareholders:
Class A	$ (748,132)	$ (738,521)	$ (1,059,736)	$ (1,007,326)
Class C	(42,899)	(49,658)	(85,893)	(79,028)
Class I	(1,470,154)	(894,015)	(588,488)	(1,796,064)
Total distributions to shareholders	$ (2,261,185)	$ (1,682,194)	$ (1,734,117)	$ (2,882,418)
Transactions in shares of beneficial interest:
Class A	$ (4,899,601)	$ (5,623,531)	$ (2,171,064)	$ (3,103,259)
Class C	(684,378)	(1,036,515)	(1,157,739)	(475,781)
Class I	3,142,070	(389,720)	(1,650,072)	30,596,296
Net increase (decrease) in net assets from Fund share transactions	$ (2,441,909)	$ (7,049,766)	$ (4,978,875)	$ 27,017,256
Net increase (decrease) in net assets	$ (15,233,045)	$(17,444,924)	$(14,322,227)	$ 10,276,468
Net Assets
At beginning of year	$ 133,052,814	$ 99,454,251	$ 87,732,789	$ 165,027,024
At end of year	$117,819,769	$ 82,009,327	$ 73,410,562	$175,303,492

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Statements of Changes in Net Assets — continued

	Year Ended August 31, 2022
	Oregon Fund	South Carolina Fund	Virginia Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,366,285	$ 3,009,714	$ 1,515,210
Net realized loss	(2,121,911)	(733,213)	(939,045)
Net change in unrealized appreciation (depreciation)	(17,045,343)	(15,022,047)	(7,110,982)
Net decrease in net assets from operations	$ (15,800,969)	$ (12,745,546)	$ (6,534,817)
Distributions to shareholders:
Class A	$ (1,670,497)	$ (1,551,593)	$ (932,466)
Class C	(103,855)	(98,986)	(53,565)
Class I	(1,679,301)	(1,357,784)	(496,677)
Total distributions to shareholders	$ (3,453,653)	$ (3,008,363)	$ (1,482,708)
Transactions in shares of beneficial interest:
Class A	$ (3,667,704)	$ (4,411,995)	$ (3,310,523)
Class C	(1,968,018)	(2,759,441)	(1,178,427)
Class I	6,031,859	4,262,958	(1,537,984)
Net increase (decrease) in net assets from Fund share transactions	$ 396,137	$ (2,908,478)	$ (6,026,934)
Net decrease in net assets	$ (18,858,485)	$ (18,662,387)	$(14,044,459)
Net Assets
At beginning of year	$ 180,377,183	$ 172,561,538	$ 74,928,581
At end of year	$161,518,698	$153,899,151	$ 60,884,122

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Financial Highlights

	Georgia Fund — Class A
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.020	$ 8.870	$ 8.800	$ 8.770	$ 8.370	$ 8.620
Income (Loss) From Operations
Net investment income(1)	$ 0.095	$ 0.143	$ 0.147	$ 0.197	$ 0.227	$ 0.248
Net realized and unrealized gain (loss)	(0.051)	(0.850)	0.074	0.029	0.399	(0.251)
Total income (loss) from operations	$ 0.044	$ (0.707)	$ 0.221	$ 0.226	$ 0.626	$ (0.003)
Less Distributions
From net investment income	$ (0.094)	$ (0.143)	$ (0.151)	$ (0.196)	$ (0.226)	$ (0.247)
Total distributions	$ (0.094)	$ (0.143)	$ (0.151)	$ (0.196)	$ (0.226)	$ (0.247)
Net asset value — End of period	$ 7.970	$ 8.020	$ 8.870	$ 8.800	$ 8.770	$ 8.370
Total Return(2)	0.57% (3)	(8.03)%	2.52%	2.62%	7.61%	(0.02)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,497	$39,103	$48,535	$45,047	$42,894	$36,835
Ratios (as a percentage of average daily net assets):
Expenses	0.69% (4)	0.65%	0.65%	0.67%	0.70%	0.70%
Net investment income	2.40% (4)	1.69%	1.66%	2.26%	2.67%	2.94%
Portfolio Turnover	22% (3)	34%	19%	16%	12%	7%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Financial Highlights — continued

	Georgia Fund — Class C
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.580	$ 9.490	$ 9.410	$ 9.380	$ 8.950	$ 9.220
Income (Loss) From Operations
Net investment income(1)	$ 0.069	$ 0.085	$ 0.087	$ 0.141	$ 0.177	$ 0.197
Net realized and unrealized gain (loss)	(0.060)	(0.910)	0.083	0.028	0.427	(0.271)
Total income (loss) from operations	$ 0.009	$(0.825)	$ 0.170	$ 0.169	$ 0.604	$(0.074)
Less Distributions
From net investment income	$ (0.069)	$ (0.085)	$ (0.090)	$ (0.139)	$ (0.174)	$ (0.196)
Total distributions	$(0.069)	$(0.085)	$(0.090)	$(0.139)	$(0.174)	$(0.196)
Net asset value — End of period	$ 8.520	$ 8.580	$ 9.490	$ 9.410	$ 9.380	$ 8.950
Total Return(2)	0.12% (3)	(8.73)%	1.81%	1.83%	6.84%	(0.79)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 3,690	$ 3,783	$ 4,939	$ 5,271	$ 5,749	$ 6,869
Ratios (as a percentage of average daily net assets):
Expenses	1.44% (4)	1.40%	1.40%	1.42%	1.45%	1.45%
Net investment income	1.65% (4)	0.93%	0.92%	1.51%	1.95%	2.19%
Portfolio Turnover	22% (3)	34%	19%	16%	12%	7%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Financial Highlights — continued

	Georgia Fund — Class I
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.040	$ 8.900	$ 8.820	$ 8.800	$ 8.400	$ 8.640
Income (Loss) From Operations
Net investment income(1)	$ 0.103	$ 0.161	$ 0.163	$ 0.214	$ 0.243	$ 0.265
Net realized and unrealized gain (loss)	(0.051)	(0.861)	0.086	0.020	0.401	(0.241)
Total income (loss) from operations	$ 0.052	$ (0.700)	$ 0.249	$ 0.234	$ 0.644	$ 0.024
Less Distributions
From net investment income	$ (0.102)	$ (0.160)	$ (0.169)	$ (0.214)	$ (0.244)	$ (0.264)
Total distributions	$ (0.102)	$ (0.160)	$ (0.169)	$ (0.214)	$ (0.244)	$ (0.264)
Net asset value — End of period	$ 7.990	$ 8.040	$ 8.900	$ 8.820	$ 8.800	$ 8.400
Total Return(2)	0.67% (3)	(7.93)%	2.84%	2.71%	7.81%	0.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$71,957	$74,934	$79,579	$50,563	$42,592	$32,485
Ratios (as a percentage of average daily net assets):
Expenses	0.49% (4)	0.45%	0.45%	0.47%	0.49%	0.50%
Net investment income	2.60% (4)	1.90%	1.84%	2.45%	2.86%	3.14%
Portfolio Turnover	22% (3)	34%	19%	16%	12%	7%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Financial Highlights — continued

	Maryland Fund — Class A
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.230	$ 9.190	$ 9.010	$ 9.070	$ 8.670	$ 8.920
Income (Loss) From Operations
Net investment income(1)	$ 0.097	$ 0.159	$ 0.162	$ 0.203	$ 0.235	$ 0.246
Net realized and unrealized gain (loss)	(0.082)	(0.967)	0.181	(0.057)	0.398	(0.249)
Total income (loss) from operations	$ 0.015	$ (0.808)	$ 0.343	$ 0.146	$ 0.633	$ (0.003)
Less Distributions
From net investment income	$ (0.095)	$ (0.152)	$ (0.163)	$ (0.206)	$ (0.233)	$ (0.247)
Total distributions	$ (0.095)	$ (0.152)	$ (0.163)	$ (0.206)	$ (0.233)	$ (0.247)
Net asset value — End of period	$ 8.150	$ 8.230	$ 9.190	$ 9.010	$ 9.070	$ 8.670
Total Return(2)	0.19% (3)	(8.86)%	3.84%	1.64%	7.43%	(0.02)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,780	$35,914	$46,218	$38,368	$37,847	$35,602
Ratios (as a percentage of average daily net assets):
Expenses	0.72% (4)	0.68%	0.67%	0.69%	0.73%	0.73%
Interest and fee expense(5)	—	—	—	—	—	0.04%
Total expenses	0.72% (4)	0.68%	0.67%	0.69%	0.73%	0.77%
Net investment income	2.42% (4)	1.82%	1.78%	2.27%	2.69%	2.82%
Portfolio Turnover	15% (3)	48%	23%	24%	21%	24%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Financial Highlights — continued

	Maryland Fund — Class C
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.980	$10.020	$ 9.830	$ 9.890	$ 9.460	$ 9.730
Income (Loss) From Operations
Net investment income(1)	$ 0.073	$ 0.101	$ 0.107	$ 0.148	$ 0.185	$ 0.197
Net realized and unrealized gain (loss)	(0.093)	(1.046)	0.187	(0.057)	0.427	(0.269)
Total income (loss) from operations	$(0.020)	$ (0.945)	$ 0.294	$ 0.091	$ 0.612	$ (0.072)
Less Distributions
From net investment income	$ (0.070)	$ (0.095)	$ (0.104)	$ (0.151)	$ (0.182)	$ (0.198)
Total distributions	$(0.070)	$ (0.095)	$ (0.104)	$(0.151)	$ (0.182)	$ (0.198)
Net asset value — End of period	$ 8.890	$ 8.980	$10.020	$ 9.830	$ 9.890	$ 9.460
Total Return(2)	(0.21)% (3)	(9.48)%	3.00%	0.94%	6.55%	(0.73)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 3,355	$ 4,221	$ 5,804	$ 8,767	$10,728	$13,147
Ratios (as a percentage of average daily net assets):
Expenses	1.48% (4)	1.43%	1.42%	1.45%	1.49%	1.48%
Interest and fee expense(5)	—	—	—	—	—	0.04%
Total expenses	1.48% (4)	1.43%	1.42%	1.45%	1.49%	1.52%
Net investment income	1.67% (4)	1.06%	1.08%	1.52%	1.94%	2.07%
Portfolio Turnover	15% (3)	48%	23%	24%	21%	24%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Financial Highlights — continued

	Maryland Fund — Class I
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.250	$ 9.210	$ 9.030	$ 9.090	$ 8.690	$ 8.940
Income (Loss) From Operations
Net investment income(1)	$ 0.106	$ 0.177	$ 0.177	$ 0.221	$ 0.252	$ 0.265
Net realized and unrealized gain (loss)	(0.083)	(0.967)	0.185	(0.057)	0.399	(0.250)
Total income (loss) from operations	$ 0.023	$ (0.790)	$ 0.362	$ 0.164	$ 0.651	$ 0.015
Less Distributions
From net investment income	$ (0.103)	$ (0.170)	$ (0.182)	$ (0.224)	$ (0.251)	$ (0.265)
Total distributions	$ (0.103)	$ (0.170)	$ (0.182)	$ (0.224)	$ (0.251)	$(0.265)
Net asset value — End of period	$ 8.170	$ 8.250	$ 9.210	$ 9.030	$ 9.090	$ 8.690
Total Return(2)	0.29% (3)	(8.66)%	4.04%	1.85%	7.63%	0.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,062	$41,874	$47,433	$23,411	$14,685	$ 7,963
Ratios (as a percentage of average daily net assets):
Expenses	0.52% (4)	0.48%	0.47%	0.49%	0.52%	0.53%
Interest and fee expense(5)	—	—	—	—	—	0.04%
Total expenses	0.52% (4)	0.48%	0.47%	0.49%	0.52%	0.57%
Net investment income	2.62% (4)	2.02%	1.94%	2.47%	2.87%	3.02%
Portfolio Turnover	15% (3)	48%	23%	24%	21%	24%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Financial Highlights — continued

	Missouri Fund — Class A
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.710	$ 9.760	$ 9.690	$ 9.670	$ 9.270	$ 9.500
Income (Loss) From Operations
Net investment income(1)	$ 0.119	$ 0.198	$ 0.191	$ 0.256	$ 0.286	$ 0.310
Net realized and unrealized gain (loss)	(0.110)	(1.050)	0.071	0.032	0.401	(0.231)
Total income (loss) from operations	$ 0.009	$ (0.852)	$ 0.262	$ 0.288	$ 0.687	$ 0.079
Less Distributions
From net investment income	$ (0.119)	$ (0.198)	$ (0.192)	$ (0.268)	$ (0.287)	$ (0.309)
Total distributions	$ (0.119)	$ (0.198)	$ (0.192)	$ (0.268)	$ (0.287)	$ (0.309)
Net asset value — End of period	$ 8.600	$ 8.710	$ 9.760	$ 9.690	$ 9.670	$ 9.270
Total Return(2)	0.11% (3)	(8.82)%	2.72%	3.04%	7.57%	0.88%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$55,123	$44,538	$52,362	$50,698	$49,542	$46,928
Ratios (as a percentage of average daily net assets):
Expenses	0.72% (4)	0.69%	0.66%	0.69%	0.71%	0.70%
Interest and fee expense(5)	—	—	—	—	—	0.00% (6)
Total expenses	0.72% (4)	0.69%	0.66%	0.69%	0.71%	0.70%
Net investment income	2.79% (4)	2.14%	1.97%	2.67%	3.07%	3.33%
Portfolio Turnover	40% (3)	15%	19%	17%	19%	35%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(6)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Financial Highlights — continued

	Missouri Fund — Class C
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.620	$10.770	$ 10.700	$ 10.670	$ 10.230	$ 10.490
Income (Loss) From Operations
Net investment income(1)	$ 0.096	$ 0.142	$ 0.131	$ 0.203	$ 0.239	$ 0.266
Net realized and unrealized gain (loss)	(0.131)	(1.150)	0.070	0.043	0.441	(0.262)
Total income (loss) from operations	$(0.035)	$ (1.008)	$ 0.201	$ 0.246	$ 0.680	$ 0.004
Less Distributions
From net investment income	$ (0.095)	$ (0.142)	$ (0.131)	$ (0.216)	$ (0.240)	$ (0.264)
Total distributions	$(0.095)	$ (0.142)	$ (0.131)	$ (0.216)	$ (0.240)	$ (0.264)
Net asset value — End of period	$ 9.490	$ 9.620	$10.770	$10.700	$10.670	$10.230
Total Return(2)	(0.35)% (3)	(9.42)%	1.89%	2.35%	6.75%	0.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 5,108	$ 5,364	$ 7,215	$ 7,210	$ 7,594	$ 8,112
Ratios (as a percentage of average daily net assets):
Expenses	1.47% (4)	1.44%	1.41%	1.44%	1.46%	1.45%
Interest and fee expense(5)	—	—	—	—	—	0.00% (6)
Total expenses	1.47% (4)	1.44%	1.41%	1.44%	1.46%	1.45%
Net investment income	2.04% (4)	1.38%	1.22%	1.92%	2.32%	2.59%
Portfolio Turnover	40% (3)	15%	19%	17%	19%	35%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(6)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Financial Highlights — continued

	Missouri Fund — Class I
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.720	$ 9.770	$ 9.710	$ 9.680	$ 9.280	$ 9.520
Income (Loss) From Operations
Net investment income(1)	$ 0.128	$ 0.216	$ 0.211	$ 0.275	$ 0.305	$ 0.328
Net realized and unrealized gain (loss)	(0.111)	(1.049)	0.060	0.041	0.401	(0.240)
Total income (loss) from operations	$ 0.017	$ (0.833)	$ 0.271	$ 0.316	$ 0.706	$ 0.088
Less Distributions
From net investment income	$ (0.127)	$ (0.217)	$ (0.211)	$ (0.286)	$ (0.306)	$ (0.328)
Total distributions	$ (0.127)	$ (0.217)	$ (0.211)	$ (0.286)	$ (0.306)	$ (0.328)
Net asset value — End of period	$ 8.610	$ 8.720	$ 9.770	$ 9.710	$ 9.680	$ 9.280
Total Return(2)	0.22% (3)	(8.62)%	2.82%	3.33%	7.78%	0.97%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,060	$23,509	$28,155	$23,490	$14,770	$10,616
Ratios (as a percentage of average daily net assets):
Expenses	0.52% (4)	0.49%	0.46%	0.49%	0.50%	0.50%
Interest and fee expense(5)	—	—	—	—	—	0.00% (6)
Total expenses	0.52% (4)	0.49%	0.46%	0.49%	0.50%	0.50%
Net investment income	3.00% (4)	2.33%	2.17%	2.86%	3.26%	3.52%
Portfolio Turnover	40% (3)	15%	19%	17%	19%	35%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(6)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Financial Highlights — continued

	North Carolina Fund — Class A
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.390	$ 9.280	$ 9.190	$ 9.190	$ 8.810	$ 9.110
Income (Loss) From Operations
Net investment income(1)	$ 0.089	$ 0.144	$ 0.166	$ 0.207	$ 0.242	$ 0.276
Net realized and unrealized gain (loss)	(0.060)	(0.889)	0.091	0.013	0.379	(0.301)
Total income (loss) from operations	$ 0.029	$ (0.745)	$ 0.257	$ 0.220	$ 0.621	$ (0.025)
Less Distributions
From net investment income	$ (0.089)	$ (0.145)	$ (0.167)	$ (0.220)	$ (0.241)	$ (0.275)
Total distributions	$ (0.089)	$ (0.145)	$ (0.167)	$ (0.220)	$ (0.241)	$ (0.275)
Net asset value — End of period	$ 8.330	$ 8.390	$ 9.280	$ 9.190	$ 9.190	$ 8.810
Total Return(2)	0.35% (3)	(8.09)%	2.82%	2.44%	7.19%	(0.25)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$54,294	$56,810	$66,171	$64,513	$62,294	$63,964
Ratios (as a percentage of average daily net assets):
Expenses	0.68% (4)	0.66%	0.65%	0.67%	0.70%	0.70%
Interest and fee expense(5)	—	—	—	—	0.04%	0.10%
Total expenses	0.68% (4)	0.66%	0.65%	0.67%	0.74%	0.80%
Net investment income	2.16% (4)	1.63%	1.79%	2.28%	2.73%	3.10%
Portfolio Turnover	27% (3)	18%	24%	21%	37%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Financial Highlights — continued

	North Carolina Fund — Class C
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.030	$ 9.980	$ 9.880	$ 9.880	$ 9.480	$ 9.800
Income (Loss) From Operations
Net investment income(1)	$ 0.062	$ 0.084	$ 0.105	$ 0.150	$ 0.191	$ 0.225
Net realized and unrealized gain (loss)	(0.070)	(0.950)	0.100	0.014	0.397	(0.321)
Total income (loss) from operations	$(0.008)	$(0.866)	$ 0.205	$ 0.164	$ 0.588	$ (0.096)
Less Distributions
From net investment income	$ (0.062)	$ (0.084)	$ (0.105)	$ (0.164)	$ (0.188)	$ (0.224)
Total distributions	$(0.062)	$(0.084)	$(0.105)	$ (0.164)	$ (0.188)	$ (0.224)
Net asset value — End of period	$ 8.960	$ 9.030	$ 9.980	$ 9.880	$ 9.880	$ 9.480
Total Return(2)	(0.08)% (3)	(8.71)%	2.09%	1.69%	6.30%	(0.97)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 6,839	$ 7,812	$ 9,200	$11,741	$13,809	$17,235
Ratios (as a percentage of average daily net assets):
Expenses	1.43% (4)	1.41%	1.40%	1.42%	1.45%	1.45%
Interest and fee expense(5)	—	—	—	—	0.04%	0.10%
Total expenses	1.43% (4)	1.41%	1.40%	1.42%	1.49%	1.55%
Net investment income	1.41% (4)	0.88%	1.05%	1.53%	2.00%	2.35%
Portfolio Turnover	27% (3)	18%	24%	21%	37%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Financial Highlights — continued

	North Carolina Fund — Class I
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.420	$ 9.310	$ 9.210	$ 9.210	$ 8.840	$ 9.130
Income (Loss) From Operations
Net investment income(1)	$ 0.098	$ 0.162	$ 0.183	$ 0.226	$ 0.257	$ 0.294
Net realized and unrealized gain (loss)	(0.071)	(0.889)	0.103	0.012	0.373	(0.290)
Total income (loss) from operations	$ 0.027	$ (0.727)	$ 0.286	$ 0.238	$ 0.630	$ 0.004
Less Distributions
From net investment income	$ (0.097)	$ (0.163)	$ (0.186)	$ (0.238)	$ (0.260)	$ (0.294)
Total distributions	$ (0.097)	$ (0.163)	$ (0.186)	$ (0.238)	$ (0.260)	$ (0.294)
Net asset value — End of period	$ 8.350	$ 8.420	$ 9.310	$ 9.210	$ 9.210	$ 8.840
Total Return(2)	0.33% (3)	(7.88)%	3.14%	2.64%	7.27%	0.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$116,844	$110,681	$89,655	$64,747	$54,578	$37,475
Ratios (as a percentage of average daily net assets):
Expenses	0.48% (4)	0.46%	0.45%	0.47%	0.49%	0.50%
Interest and fee expense(5)	—	—	—	—	0.04%	0.10%
Total expenses	0.48% (4)	0.46%	0.45%	0.47%	0.53%	0.60%
Net investment income	2.36% (4)	1.84%	1.98%	2.47%	2.88%	3.30%
Portfolio Turnover	27% (3)	18%	24%	21%	37%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Financial Highlights — continued

	Oregon Fund — Class A
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 7.990	$ 8.940	$ 8.910	$ 8.830	$ 8.440	$ 8.710
Income (Loss) From Operations
Net investment income(1)	$ 0.117	$ 0.162	$ 0.164	$ 0.216	$ 0.255	$ 0.304
Net realized and unrealized gain (loss)	(0.071)	(0.945)	0.033	0.093	0.390	(0.271)
Total income (loss) from operations	$ 0.046	$ (0.783)	$ 0.197	$ 0.309	$ 0.645	$ 0.033
Less Distributions
From net investment income	$ (0.116)	$ (0.167)	$ (0.167)	$ (0.229)	$ (0.255)	$ (0.303)
Total distributions	$ (0.116)	$ (0.167)	$ (0.167)	$ (0.229)	$ (0.255)	$ (0.303)
Net asset value — End of period	$ 7.920	$ 7.990	$ 8.940	$ 8.910	$ 8.830	$ 8.440
Total Return(2)	0.59% (3)	(8.84)%	2.23%	3.57%	7.80%	0.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72,996	$79,721	$92,849	$83,651	$82,490	$73,750
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.70% (4)	0.66%	0.65%	0.67%	0.70%	0.71%
Interest and fee expense(5)	0.02% (4)	—	—	—	0.07%	0.11%
Total expenses	0.72% (4)	0.66%	0.65%	0.67%	0.77%	0.82%
Net investment income	2.97% (4)	1.91%	1.83%	2.46%	2.99%	3.58%
Portfolio Turnover	58% (3)	42%	25%	36%	36%	23%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Financial Highlights — continued

	Oregon Fund — Class C
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.750	$ 9.790	$ 9.750	$ 9.660	$ 9.250	$ 9.540
Income (Loss) From Operations
Net investment income(1)	$ 0.095	$ 0.107	$ 0.107	$ 0.164	$ 0.210	$ 0.264
Net realized and unrealized gain (loss)	(0.081)	(1.034)	0.042	0.104	0.409	(0.292)
Total income (loss) from operations	$ 0.014	$(0.927)	$ 0.149	$ 0.268	$ 0.619	$ (0.028)
Less Distributions
From net investment income	$ (0.094)	$ (0.113)	$ (0.109)	$ (0.178)	$ (0.209)	$ (0.262)
Total distributions	$(0.094)	$(0.113)	$(0.109)	$ (0.178)	$ (0.209)	$ (0.262)
Net asset value — End of period	$ 8.670	$ 8.750	$ 9.790	$ 9.750	$ 9.660	$ 9.250
Total Return(2)	0.17% (3)	(9.52)%	1.54%	2.82%	6.80%	(0.27)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 5,774	$ 7,009	$ 9,935	$11,102	$10,332	$10,338
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.45% (4)	1.41%	1.40%	1.42%	1.45%	1.46%
Interest and fee expense(5)	0.02% (4)	—	—	—	0.07%	0.11%
Total expenses	1.47% (4)	1.41%	1.40%	1.42%	1.52%	1.57%
Net investment income	2.21% (4)	1.15%	1.09%	1.71%	2.26%	2.84%
Portfolio Turnover	58% (3)	42%	25%	36%	36%	23%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Financial Highlights — continued

	Oregon Fund — Class I
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 7.980	$ 8.940	$ 8.900	$ 8.820	$ 8.440	$ 8.700
Income (Loss) From Operations
Net investment income(1)	$ 0.124	$ 0.179	$ 0.180	$ 0.232	$ 0.267	$ 0.321
Net realized and unrealized gain (loss)	(0.071)	(0.956)	0.045	0.093	0.385	(0.261)
Total income (loss) from operations	$ 0.053	$ (0.777)	$ 0.225	$ 0.325	$ 0.652	$ 0.060
Less Distributions
From net investment income	$ (0.123)	$ (0.183)	$ (0.185)	$ (0.245)	$ (0.272)	$ (0.320)
Total distributions	$ (0.123)	$ (0.183)	$ (0.185)	$ (0.245)	$ (0.272)	$ (0.320)
Net asset value — End of period	$ 7.910	$ 7.980	$ 8.940	$ 8.900	$ 8.820	$ 8.440
Total Return(2)	0.68% (3)	(8.77)%	2.55%	3.76%	7.89%	0.74%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$71,737	$74,789	$77,593	$57,461	$41,343	$23,088
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.50% (4)	0.47%	0.45%	0.47%	0.49%	0.51%
Interest and fee expense(5)	0.02% (4)	—	—	—	0.07%	0.11%
Total expenses	0.52% (4)	0.47%	0.45%	0.47%	0.56%	0.62%
Net investment income	3.17% (4)	2.11%	2.02%	2.65%	3.13%	3.78%
Portfolio Turnover	58% (3)	42%	25%	36%	36%	23%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Financial Highlights — continued

	South Carolina Fund — Class A
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.620	$ 9.510	$ 9.440	$ 9.390	$ 9.080	$ 9.330
Income (Loss) From Operations
Net investment income(1)	$ 0.095	$ 0.165	$ 0.172	$ 0.216	$ 0.254	$ 0.283
Net realized and unrealized gain (loss)	(0.040)	(0.891)	0.071	0.058	0.318	(0.251)
Total income (loss) from operations	$ 0.055	$ (0.726)	$ 0.243	$ 0.274	$ 0.572	$ 0.032
Less Distributions
From net investment income	$ (0.095)	$ (0.164)	$ (0.173)	$ (0.224)	$ (0.262)	$ (0.282)
Total distributions	$ (0.095)	$ (0.164)	$ (0.173)	$ (0.224)	$ (0.262)	$ (0.282)
Net asset value — End of period	$ 8.580	$ 8.620	$ 9.510	$ 9.440	$ 9.390	$ 9.080
Total Return(2)	0.65% (3)	(7.69)%	2.59%	2.97%	6.41%	0.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$75,036	$77,965	$90,752	$78,914	$72,517	$66,077
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.67% (4)	0.65%	0.64%	0.65%	0.69%	0.68%
Interest and fee expense(5)	0.06% (4)	0.02%	0.01%	0.04%	0.06%	0.13%
Total expenses	0.73% (4)	0.67%	0.65%	0.69%	0.75%	0.81%
Net investment income	2.24% (4)	1.81%	1.81%	2.31%	2.78%	3.11%
Portfolio Turnover	18% (3)	12%	20%	28%	19%	4%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Financial Highlights — continued

	South Carolina Fund — Class C
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.140	$10.090	$ 10.010	$ 9.960	$ 9.640	$ 9.900
Income (Loss) From Operations
Net investment income(1)	$ 0.067	$ 0.102	$ 0.110	$ 0.155	$ 0.198	$ 0.228
Net realized and unrealized gain (loss)	(0.040)	(0.950)	0.078	0.058	0.327	(0.262)
Total income (loss) from operations	$ 0.027	$ (0.848)	$ 0.188	$ 0.213	$ 0.525	$ (0.034)
Less Distributions
From net investment income	$ (0.067)	$ (0.102)	$ (0.108)	$ (0.163)	$ (0.205)	$ (0.226)
Total distributions	$(0.067)	$ (0.102)	$ (0.108)	$ (0.163)	$ (0.205)	$ (0.226)
Net asset value — End of period	$ 9.100	$ 9.140	$10.090	$10.010	$ 9.960	$ 9.640
Total Return(2)	0.30% (3)	(8.44)%	1.89%	2.17%	5.53%	(0.32)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 6,073	$ 7,333	$ 11,030	$ 14,085	$17,750	$24,055
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.42% (4)	1.40%	1.39%	1.40%	1.44%	1.44%
Interest and fee expense(5)	0.06% (4)	0.02%	0.01%	0.04%	0.06%	0.13%
Total expenses	1.48% (4)	1.42%	1.40%	1.44%	1.50%	1.57%
Net investment income	1.49% (4)	1.05%	1.09%	1.57%	2.05%	2.36%
Portfolio Turnover	18% (3)	12%	20%	28%	19%	4%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Financial Highlights — continued

	South Carolina Fund — Class I
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.620	$ 9.520	$ 9.450	$ 9.400	$ 9.090	$ 9.340
Income (Loss) From Operations
Net investment income(1)	$ 0.104	$ 0.182	$ 0.191	$ 0.234	$ 0.272	$ 0.302
Net realized and unrealized gain (loss)	(0.041)	(0.899)	0.071	0.058	0.318	(0.252)
Total income (loss) from operations	$ 0.063	$ (0.717)	$ 0.262	$ 0.292	$ 0.590	$ 0.050
Less Distributions
From net investment income	$ (0.103)	$ (0.183)	$ (0.192)	$ (0.242)	$ (0.280)	$ (0.300)
Total distributions	$ (0.103)	$ (0.183)	$ (0.192)	$ (0.242)	$ (0.280)	$ (0.300)
Net asset value — End of period	$ 8.580	$ 8.620	$ 9.520	$ 9.450	$ 9.400	$ 9.090
Total Return(2)	0.75% (3)	(7.60)%	2.80%	3.17%	6.62%	0.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$77,396	$68,602	$70,780	$56,246	$41,726	$32,924
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.47% (4)	0.45%	0.44%	0.45%	0.49%	0.49%
Interest and fee expense(5)	0.06% (4)	0.02%	0.01%	0.04%	0.06%	0.13%
Total expenses	0.53% (4)	0.47%	0.45%	0.49%	0.55%	0.62%
Net investment income	2.44% (4)	2.01%	2.01%	2.50%	2.97%	3.31%
Portfolio Turnover	18% (3)	12%	20%	28%	19%	4%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Financial Highlights — continued

	Virginia Fund — Class A
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 7.190	$ 8.100	$ 8.060	$ 8.030	$ 7.710	$ 8.010
Income (Loss) From Operations
Net investment income(1)	$ 0.092	$ 0.168	$ 0.176	$ 0.201	$ 0.232	$ 0.260
Net realized and unrealized gain (loss)	(0.083)	(0.914)	0.037	0.042	0.317	(0.280)
Total income (loss) from operations	$ 0.009	$ (0.746)	$ 0.213	$ 0.243	$ 0.549	$ (0.020)
Less Distributions
From net investment income	$ (0.089)	$ (0.164)	$ (0.173)	$ (0.213)	$ (0.229)	$ (0.280)
Total distributions	$ (0.089)	$ (0.164)	$ (0.173)	$ (0.213)	$ (0.229)	$ (0.280)
Net asset value — End of period	$ 7.110	$ 7.190	$ 8.100	$ 8.060	$ 8.030	$ 7.710
Total Return(2)	0.14% (3)	(9.30)%	2.67%	3.09%	7.26%	(0.21)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,821	$38,319	$46,788	$48,031	$49,860	$48,335
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73% (4)	0.69%	0.67%	0.68%	0.71%	0.72%
Interest and fee expense(5)	0.04% (4)	0.02%	0.01%	0.08%	0.11%	0.09%
Total expenses	0.77% (4)	0.71%	0.68%	0.76%	0.82%	0.81%
Net investment income	2.60% (4)	2.19%	2.18%	2.53%	2.98%	3.34%
Portfolio Turnover	11% (3)	19%	33%	17%	22%	8%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Financial Highlights — continued

	Virginia Fund — Class C
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 7.970	$ 8.980	$ 8.920	$ 8.900	$ 8.540	$ 8.870
Income (Loss) From Operations
Net investment income(1)	$ 0.072	$ 0.122	$ 0.128	$ 0.156	$ 0.193	$ 0.224
Net realized and unrealized gain (loss)	(0.102)	(1.013)	0.056	0.034	0.356	(0.310)
Total income (loss) from operations	$(0.030)	$(0.891)	$ 0.184	$ 0.190	$ 0.549	$(0.086)
Less Distributions
From net investment income	$ (0.070)	$ (0.119)	$ (0.124)	$ (0.170)	$ (0.189)	$ (0.244)
Total distributions	$(0.070)	$(0.119)	$(0.124)	$(0.170)	$(0.189)	$(0.244)
Net asset value — End of period	$ 7.870	$ 7.970	$ 8.980	$ 8.920	$ 8.900	$ 8.540
Total Return(2)	(0.37)% (3)	(9.99)%	2.08%	2.17%	6.53%	(0.95)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,733	$ 2,895	$ 4,551	$ 4,289	$ 4,114	$ 4,819
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48% (4)	1.44%	1.42%	1.43%	1.46%	1.47%
Interest and fee expense(5)	0.04% (4)	0.02%	0.01%	0.08%	0.11%	0.09%
Total expenses	1.52% (4)	1.46%	1.43%	1.51%	1.57%	1.56%
Net investment income	1.85% (4)	1.44%	1.42%	1.77%	2.24%	2.60%
Portfolio Turnover	11% (3)	19%	33%	17%	22%	8%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Financial Highlights — continued

	Virginia Fund — Class I
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 7.210	$ 8.120	$ 8.070	$ 8.050	$ 7.730	$ 8.030
Income (Loss) From Operations
Net investment income(1)	$ 0.099	$ 0.184	$ 0.192	$ 0.217	$ 0.247	$ 0.276
Net realized and unrealized gain (loss)	(0.092)	(0.914)	0.048	0.032	0.318	(0.277)
Total income (loss) from operations	$ 0.007	$ (0.730)	$ 0.240	$ 0.249	$ 0.565	$ (0.001)
Less Distributions
From net investment income	$ (0.097)	$ (0.180)	$ (0.190)	$ (0.229)	$ (0.245)	$ (0.299)
Total distributions	$ (0.097)	$ (0.180)	$ (0.190)	$ (0.229)	$ (0.245)	$ (0.299)
Net asset value — End of period	$ 7.120	$ 7.210	$ 8.120	$ 8.070	$ 8.050	$ 7.730
Total Return(2)	0.11% (3)	(9.09)%	3.00%	3.17%	7.46%	0.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,327	$19,671	$23,589	$19,401	$16,767	$12,777
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53% (4)	0.49%	0.47%	0.48%	0.50%	0.52%
Interest and fee expense(5)	0.04% (4)	0.02%	0.01%	0.08%	0.11%	0.09%
Total expenses	0.57% (4)	0.51%	0.48%	0.56%	0.61%	0.61%
Net investment income	2.80% (4)	2.39%	2.36%	2.72%	3.16%	3.54%
Portfolio Turnover	11% (3)	19%	33%	17%	22%	8%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). Each Fund’s investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of February 28, 2023, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

Eaton Vance
Municipal Income Funds
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund(the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at February 28, 2023. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At February 28, 2023, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	Oregon Fund	South Carolina Fund	Virginia Fund
Floating Rate Notes Outstanding	$1,599,984	$ 3,099,985	$ 889,997
Interest Rate or Range of Interest Rates (%)	2.24	2.26	2.26
Collateral for Floating Rate Notes Outstanding	$2,141,860	$ 3,928,862	$1,350,572
For the six months ended February 28, 2023, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:
	Oregon Fund	South Carolina Fund	Virginia Fund
Average Floating Rate Notes Outstanding	$ 875,138	$ 3,100,000	$ 890,000
Average Interest Rate	3.36%	3.05%	3.03%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of February 28, 2023.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

Eaton Vance
Municipal Income Funds
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to comply with the asset coverage requirements of Section 18 with respect to their investments in residual interest bonds (as opposed to treating such interests as derivatives transactions). The Funds may change this election (and elect to treat these investments and other similar financing transactions as derivatives transactions) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Interim Financial Statements—The interim financial statements relating to February 28, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At August 31, 2022, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Deferred capital losses:
Short-term	$3,057,392	$1,806,573	$1,183,400	$4,198,307
Long-term	$1,591,725	$2,106,664	$ 935,616	$2,679,681

	Oregon Fund	South Carolina Fund	Virginia Fund
Deferred capital losses:
Short-term	$6,145,508	$5,875,419	$3,256,946
Long-term	$7,064,080	$ 152,445	$3,047,726

Eaton Vance
Municipal Income Funds
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at February 28, 2023, as determined on a federal income tax basis, were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Aggregate cost	$116,465,574	$ 78,971,584	$ 88,406,764	$176,828,113
Gross unrealized appreciation	$ 874,875	$ 598,799	$ 1,354,924	$ 1,574,183
Gross unrealized depreciation	(4,237,136)	(4,810,484)	(2,099,264)	(6,323,071)
Net unrealized depreciation	$ (3,362,261)	$ (4,211,685)	$ (744,340)	$ (4,748,888)

	Oregon Fund	South Carolina Fund	Virginia Fund
Aggregate cost	$151,576,658	$156,520,512	$ 58,130,540
Gross unrealized appreciation	$ 3,485,555	$ 854,007	$ 1,084,363
Gross unrealized depreciation	(3,292,352)	(6,530,589)	(2,626,992)
Net unrealized appreciation (depreciation)	$ 193,203	$ (5,676,582)	$ (1,542,629)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.100%	1.000%
$20 million but less than $40 million	0.200%	2.000%
$40 million but less than $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended February 28, 2023, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investment Adviser Fee	$184,012	$112,599	$120,072	$287,808
Effective Annual Rate	0.32%	0.29%	0.30%	0.34%

Eaton Vance
Municipal Income Funds
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

	Oregon Fund	South Carolina Fund	Virginia Fund
Investment Adviser Fee	$270,268	$258,424	$79,738
Effective Annual Rate	0.36%	0.34%	0.27%
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended February 28, 2023 were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
EVM's Sub-Transfer Agent Fees	$2,647	$4,437	$3,943	$9,196
EVD's Class A Sales Charges	$1,269	$ 632	$ 922	$6,149
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$1,485	$ —	$ 600	$ —

	Oregon Fund	South Carolina Fund	Virginia Fund
EVM's Sub-Transfer Agent Fees	$3,582	$2,698	$4,646
EVD's Class A Sales Charges	$3,228	$ 942	$1,017
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$5,072	$ —	$ —
Trustees and officers of the Funds who are members of EVM’s or BMR's organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2023 for Class A shares amounted to the following:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class A Distribution and Service Fees	$37,957	$32,885	$47,522	$54,399

	Oregon Fund	South Carolina Fund	Virginia Fund
Class A Distribution and Service Fees	$73,987	$75,094	$36,414

Eaton Vance
Municipal Income Funds
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended February 28, 2023, the Funds paid or accrued to EVD the following distribution fees:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class C Distribution Fees	$13,942	$13,756	$19,165	$26,924

	Oregon Fund	South Carolina Fund	Virginia Fund
Class C Distribution Fees	$23,732	$24,171	$8,324
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2023 amounted to the following:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class C Service Fees	$3,718	$3,668	$5,111	$7,179

	Oregon Fund	South Carolina Fund	Virginia Fund
Class C Service Fees	$6,329	$6,445	$2,220
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2023, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class A	$ —	$2,000	$2,000	$ —
Class C	$ 400	$ —	$ —	$ —

	Oregon Fund	South Carolina Fund	Virginia Fund
Class A	$ 200	$7,000	$ —
Class C	$ —	$ —	$ —

Eaton Vance
Municipal Income Funds
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the six months ended February 28, 2023 were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Purchases	$24,998,724	$10,813,299	$50,318,470	$49,997,280
Sales	$25,616,946	$17,269,543	$31,307,659	$44,585,787

	Oregon Fund	South Carolina Fund	Virginia Fund
Purchases	$89,297,457	$26,391,335	$6,523,895
Sales	$92,124,332	$27,895,988	$9,222,783
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
Georgia Fund
	Six Months Ended February 28, 2023 (Unaudited)			Year Ended August 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	363,551	$ 2,914,553	613,786	$ 5,130,453
Issued to shareholders electing to receive payments of distributions in Fund shares	52,947	419,103	77,651	652,005
Redemptions	(588,133)	(4,662,812)	(1,285,018)	(10,682,059)
Net decrease	(171,635)	$ (1,329,156)	(593,581)	$ (4,899,601)
Class C
Sales	31,227	$ 262,028	68,686	$ 637,098
Issued to shareholders electing to receive payments of distributions in Fund shares	3,361	28,458	4,482	40,159
Redemptions	(42,730)	(363,069)	(152,532)	(1,361,635)
Net decrease	(8,142)	$ (72,583)	(79,364)	$ (684,378)
Class I
Sales	1,917,842	$ 15,203,976	3,955,166	$ 32,921,495
Issued to shareholders electing to receive payments of distributions in Fund shares	78,422	622,443	111,771	940,412
Redemptions	(2,311,593)	(18,312,817)	(3,691,706)	(30,719,837)
Net increase (decrease)	(315,329)	$ (2,486,398)	375,231	$ 3,142,070

Eaton Vance
Municipal Income Funds
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

Maryland Fund
	Six Months Ended February 28, 2023 (Unaudited)			Year Ended August 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	164,183	$ 1,335,323	704,380	$ 6,148,523
Issued to shareholders electing to receive payments of distributions in Fund shares	36,598	296,021	62,501	542,029
Redemptions	(785,810)	(6,393,050)	(1,434,368)	(12,314,083)
Net decrease	(585,029)	$ (4,761,706)	(667,487)	$ (5,623,531)
Class C
Sales	12,542	$ 111,658	42,249	$ 414,048
Issued to shareholders electing to receive payments of distributions in Fund shares	2,975	26,249	4,675	44,140
Redemptions	(108,063)	(955,060)	(155,943)	(1,494,703)
Net decrease	(92,546)	$ (817,153)	(109,019)	$ (1,036,515)
Class I
Sales	1,722,410	$ 13,979,117	1,654,665	$ 14,415,589
Issued to shareholders electing to receive payments of distributions in Fund shares	54,127	438,816	87,034	755,705
Redemptions	(1,578,645)	(12,824,652)	(1,817,591)	(15,561,014)
Net increase (decrease)	197,892	$ 1,593,281	(75,892)	$ (389,720)
Missouri Fund
	Six Months Ended February 28, 2023 (Unaudited)			Year Ended August 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	1,954,883	$ 16,956,359	915,649	$ 8,384,434
Issued to shareholders electing to receive payments of distributions in Fund shares	70,160	600,976	103,949	955,528
Redemptions	(726,934)	(6,193,260)	(1,273,183)	(11,511,026)
Net increase (decrease)	1,298,109	$11,364,075	(253,585)	$ (2,171,064)
Class C
Sales	27,286	$ 258,414	50,257	$ 502,007
Issued to shareholders electing to receive payments of distributions in Fund shares	4,445	41,956	6,948	70,524
Redemptions	(51,406)	(480,855)	(169,246)	(1,925,208)
Net decrease	(19,675)	$ (180,485)	(112,041)	$ (1,157,739)

Eaton Vance
Municipal Income Funds
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

Missouri Fund (continued)
	Six Months Ended February 28, 2023 (Unaudited)			Year Ended August 31, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	1,425,785	$ 12,233,525	1,136,060	$ 10,314,794
Issued to shareholders electing to receive payments of distributions in Fund shares	34,301	294,042	55,593	513,035
Redemptions	(663,761)	(5,693,709)	(1,378,145)	(12,477,901)
Net increase (decrease)	796,325	$ 6,833,858	(186,492)	$ (1,650,072)
North Carolina Fund
	Six Months Ended February 28, 2023 (Unaudited)			Year Ended August 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	543,876	$ 4,527,300	684,955	$ 1,114,972
Issued to shareholders electing to receive payments of distributions in Fund shares	61,645	510,517	101,202	890,193
Redemptions	(856,150)	(7,138,701)	(1,146,648)	(9,996,094)
Net decrease	(250,629)	$ (2,100,884)	(360,491)	$ (3,103,259)
Class C
Sales	45,403	$ 401,806	197,733	$ 1,939,279
Issued to shareholders electing to receive payments of distributions in Fund shares	5,447	48,505	8,048	76,029
Redemptions	(152,920)	(1,362,015)	262,016	2,491,089
Net decrease	(102,070)	$ (911,704)	(56,235)	$ (475,781)
Class I
Sales	5,067,301	$ 42,375,812	8,654,169	$ 75,197,943
Issued to shareholders electing to receive payments of distributions in Fund shares	70,935	589,070	101,678	894,358
Redemptions	(4,300,465)	(35,780,141)	(5,238,252)	(45,496,005)
Net increase	837,771	$ 7,184,741	3,517,595	$ 30,596,296

Eaton Vance
Municipal Income Funds
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

Oregon Fund
	Six Months Ended February 28, 2023 (Unaudited)			Year Ended August 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	677,979	$ 5,343,936	1,844,309	$ 15,346,067
Issued to shareholders electing to receive payments of distributions in Fund shares	130,153	1,027,115	185,080	1,560,587
Redemptions	(1,569,290)	(12,361,111)	(2,434,214)	(20,574,358)
Net decrease	(761,158)	$ (5,990,060)	(404,825)	$ (3,667,704)
Class C
Sales	3,389	$ 29,535	49,868	$ 471,952
Issued to shareholders electing to receive payments of distributions in Fund shares	7,348	63,493	10,492	96,851
Redemptions	(146,070)	(1,262,120)	(273,855)	(2,536,821)
Net decrease	(135,333)	$ (1,169,092)	(213,495)	$ (1,968,018)
Class I
Sales	2,457,729	$ 19,458,135	4,267,361	$ 35,964,026
Issued to shareholders electing to receive payments of distributions in Fund shares	135,521	1,068,401	187,402	1,576,364
Redemptions	(2,896,566)	(22,842,906)	(3,770,165)	(31,508,531)
Net increase (decrease)	(303,316)	$ (2,316,370)	684,598	$ 6,031,859
South Carolina Fund
	Six Months Ended February 28, 2023 (Unaudited)			Year Ended August 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	995,792	$ 8,581,477	1,202,373	$ 10,850,296
Issued to shareholders electing to receive payments of distributions in Fund shares	90,729	773,425	159,525	1,438,146
Redemptions	(1,385,604)	(11,813,608)	(1,858,263)	(16,700,437)
Net decrease	(299,083)	$ (2,458,706)	(496,365)	$ (4,411,995)
Class C
Sales	42,985	$ 394,961	116,053	$ 1,113,084
Issued to shareholders electing to receive payments of distributions in Fund shares	4,757	42,981	9,206	88,188
Redemptions	(182,461)	(1,650,381)	(416,540)	(3,960,713)
Net decrease	(134,719)	$ (1,212,439)	(291,281)	$ (2,759,441)

Eaton Vance
Municipal Income Funds
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

South Carolina Fund (continued)
	Six Months Ended February 28, 2023 (Unaudited)			Year Ended August 31, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	2,908,945	$ 24,848,122	3,701,016	$ 32,984,846
Issued to shareholders electing to receive payments of distributions in Fund shares	78,821	672,646	122,995	1,110,757
Redemptions	(1,925,981)	(16,455,353)	(3,307,189)	(29,832,645)
Net increase	1,061,785	$ 9,065,415	516,822	$ 4,262,958
Virginia Fund
	Six Months Ended February 28, 2023 (Unaudited)			Year Ended August 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	153,960	$ 1,101,435	351,269	$ 2,711,202
Issued to shareholders electing to receive payments of distributions in Fund shares	57,047	403,317	107,217	816,028
Redemptions	(778,554)	(5,552,767)	(906,347)	(6,837,753)
Net decrease	(567,547)	$ (4,048,015)	(447,861)	$ (3,310,523)
Class C
Sales	7,467	$ 59,448	12,034	$ 106,183
Issued to shareholders electing to receive payments of distributions in Fund shares	2,341	18,278	6,044	51,081
Redemptions	(152,959)	(1,190,914)	(161,861)	(1,335,691)
Net decrease	(143,151)	$ (1,113,188)	(143,783)	$ (1,178,427)
Class I
Sales	1,419,490	$ 10,077,735	1,578,954	$ 11,785,123
Issued to shareholders electing to receive payments of distributions in Fund shares	30,113	213,661	52,066	397,885
Redemptions	(902,932)	(6,399,629)	(1,807,350)	(13,720,992)
Net increase (decrease)	546,671	$ 3,891,767	(176,330)	$ (1,537,984)

Eaton Vance
Municipal Income Funds
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At February 28, 2023, the South Carolina Fund had a balance outstanding pursuant to this line of credit of $150,000 at an annual interest rate of 5.57%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at February 28, 2023. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 9) at February 28, 2023. The Funds did not have any significant borrowings or allocated fees during the six months ended February 28, 2023.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2023, the hierarchy of inputs used in valuing the Funds' investments, which are carried at value, were as follows:
Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 113,103,313	$ —	$ 113,103,313
Total Investments	$ —	$113,103,313	$ —	$113,103,313
Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 69,669,777	$ —	$ 69,669,777
Taxable Municipal Obligations	—	4,584,632	—	4,584,632
Trust Units	—	505,490	—	505,490
Total Investments	$ —	$ 74,759,899	$ —	$ 74,759,899

Eaton Vance
Municipal Income Funds
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 996,082	$ —	$ 996,082
Tax-Exempt Municipal Obligations	—	85,896,831	—	85,896,831
Taxable Municipal Obligations	—	370,174	—	370,174
Trust Units	—	399,337	—	399,337
Total Investments	$ —	$ 87,662,424	$ —	$ 87,662,424
North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 704,275	$ —	$ 704,275
Tax-Exempt Municipal Obligations	—	170,361,311	—	170,361,311
Taxable Municipal Obligations	—	568,808	—	568,808
Trust Units	—	444,831	—	444,831
Total Investments	$ —	$172,079,225	$ —	$172,079,225
Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 149,519,552	$ —	$ 149,519,552
Taxable Municipal Obligations	—	3,850,293	—	3,850,293
Total Investments	$ —	$153,369,845	$ —	$153,369,845
South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 150,512,773	$ —	$ 150,512,773
Taxable Municipal Obligations	—	2,854,883	—	2,854,883
Trust Units	—	576,259	—	576,259
Total Investments	$ —	$153,943,915	$ —	$153,943,915
Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 56,754,539	$ —	$ 56,754,539
Taxable Municipal Obligations	—	723,369	—	723,369
Total Investments	$ —	$ 57,477,908	$ —	$ 57,477,908

Eaton Vance
Municipal Income Funds
February 28, 2023
Notes to Financial Statements (Unaudited) — continued

10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Funds' performance, or the performance of the securities in which the Funds invest.

Eaton Vance
Municipal Income Funds
February 28, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7712    2.28.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	April 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 25, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	April 25, 2023